Filed electronically with the Securities and Exchange Commission on April , 1997

                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ---------

         Post-Effective Amendment No.    22
                                     ---------

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.    18
                       --------


                               Scudder Fund, Inc.
                               ------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY   10154
                       -----------------------------   -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 326-6656
                                                           --------------

                              Irene McC. Pelliconi
                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

              immediately upon filing pursuant to paragraph (b),
    --------

       X      on May 1, 1997 pursuant to paragraph (b),
    --------

              60 days after filing pursuant to paragraph (a)(1),
    --------

              on                      pursuant to paragraph (a)(1)
    --------     --------------------

              75 days after filing pursuant to paragraph (a)(2)
    --------

              on                       pursuant to paragraph (a)(2) of Rule 485.
    --------     ---------------------

The Registrant previously filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 28, 1997.

                               SCUDDER FUND, INC.
                       MANAGED GOVERNMENT SECURITIES FUND
                                MANAGED CASH FUND
                              MANAGED TAX-FREE FUND
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------


PART A
------

   Item No.     Item Caption                      Prospectus Caption
   --------     ------------                      ------------------

      1.        Cover Page                        COVER PAGE

      2.        Synopsis                          EXPENSE INFORMATION
                                                  SUMMARY

      3.        Condensed Financial               FINANCIAL HIGHLIGHTS
                Information

      4.        General Description of            SUMMARY
                Registrant                        INVESTMENT OBJECTIVES AND POLICIES
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                   INVESTMENTS
                                                  COMPANY ORGANIZATION

      5.        Management of the Fund            SUMMARY
                                                  FINANCIAL HIGHLIGHTS
                                                  COMPANY ORGANIZATION -- Investment Adviser,
                                                   Transfer Agent
                                                  BACK COVER PAGE

     5A.        Management's Discussion of        NOT APPLICABLE
                Fund Performance

      6.        Capital Stock and Other           DISTRIBUTION AND PERFORMANCE INFORMATION --
                Securities                          Dividends and Capital Gains Distributions, Taxes
                                                  COMPANY ORGANIZATION
                                                  BACK COVER PAGE

      7.        Purchase of Securities Being      SPECIAL ARRANGEMENTS WITH BANKS AND OTHER
                Offered                            INSTITUTIONS
                                                  SHAREHOLDER SERVICE, ADMINISTRATION AND
                                                   DISTRIBUTION PLAN
                                                  TRANSACTION INFORMATION -- Purchasing Shares,
                                                   Share Price
                                                  COMPANY ORGANIZATION -- Distributor

      8.        Redemption or Repurchase          TRANSACTION INFORMATION -- Redeeming Shares

      9.        Pending Legal Proceedings         NOT APPLICABLE




                               Cross Reference - 1


                       MANAGED GOVERNMENT SECURITIES FUND
                                MANAGED CASH FUND
                              MANAGED TAX-FREE FUND
                                   (continued)

PART B
------

                                                  Caption in Statement of
   Item No.     Item Caption                      Additional Information
   --------     ------------                      ----------------------

     10.        Cover Page                        COVER PAGE

     11.        Table of Contents                 TABLE OF CONTENTS

     12.        General Information and           NOT APPLICABLE
                History

     13.        Investment Objectives and         THE FUNDS AND THEIR OBJECTIVES
                Policies                          PORTFOLIO TRANSACTIONS

     14.        Management of the Fund            INVESTMENT ADVISER
                                                  DIRECTORS AND OFFICERS
                                                  REMUNERATION

     15.        Control Persons and Principal     DIRECTORS AND OFFICERS
                Holders of Securities

     16.        Investment Advisory and Other     INVESTMENT ADVISER
                Services                          ADDITIONAL INFORMATION -- Experts and Other
                                                   Information

     17.        Brokerage Allocation and Other    PORTFOLIO TRANSACTIONS
                Practices

     18.        Capital Stock and Other           COMPANY ORGANIZATION
                Securities                        DIVIDENDS

     19.        Purchase, Redemption and          PURCHASE OF SHARES
                Pricing of Securities Being       REDEMPTION OF SHARES
                Offered                           NET ASSET VALUE
                                                  DIVIDENDS

     20.        Tax Status                        TAXES

     21.        Underwriters                      DISTRIBUTOR

     22.        Calculation of Performance        PERFORMANCE INFORMATION
                Data

     23.        Financial Statements              FINANCIAL STATEMENTS



                               Cross Reference - 2

                            Scudder Fund, Inc.

     Calculation of Registration Fee under the Securities Act of 1933

                                     Proposed       Proposed
     Title of                         Maximum        Maximum
    Securities         Amount        Offering       Aggregate      Amount of
      Being             Being        Price Per      Offering     Registration
    Registered       Registered      Share (1)      Price (2)         Fee
    ----------       ----------     ----------     ----------     ----------
Shares of Capital
   Stock, $.001
    par value
Managed Government     22,057,437        $1.00           $0             $0
Securities Fund


This Post-Effective Amendment No. 22 seeks to register 22,057,437 additional shares of Managed Government Securities Fund under the Securities Act of 1933.

(1) Computed under Rule 457(d) on the basis of the net asset value per share of registrant's shares of Managed Government Securities Fund at the close of business on April 15, 1997. The above calculation shall not be deemed a representation as to the actual offering price.

(2) Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                                             Managed
                                                           Government
                                                           Securities
                                                              Fund
(a)Total number of shares redeemed during previous
    fiscal year                                            499,812,580

(b)Total number of shares included in (a) previously
    used under Rule 24e-2(a) this fiscal year                   0

(c)Total number of shares included in (a) previously
    used under Rule 24f-2(c) this fiscal year              477,755,143

(d)Total number of shares included in (a) being used to
    reduce maximum aggregate offering price in this
    Post-Effective Amendment                               22,057,437

                     Managed Cash Fund


                   Managed Tax Free Fund

            Managed Government Securities Fund
         345 Park Avenue, New York, New York 10154
                      (800) 854-8525

Investment Manager

Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor

Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent

Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent

Scudder Service Corporation
P.O. Box 2038
Boston, Massachusetts 02106

Legal Counsel

Sullivan & Cromwell
New York, New York
--------------------------------------------------------------------------------
No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.




                               Managed Cash Fund


                             Managed Tax Free Fund

                       Managed Government Securities Fund



                                   Prospectus
                                  May 1, 1997

                                Managed Cash Fund

                              Managed Tax Free Fund
                       Managed Government Securities Fund

                    345 Park Avenue, New York, New York 10154
                                 1-800-854-8525

               Scudder, Stevens & Clark, Inc. - Investment Adviser

                  Scudder Investor Services, Inc. - Distributor


      Managed Cash Fund, Managed Tax Free Fund and Managed Government Securities Fund are series of Scudder Fund, Inc. (the "Company"), a professionally managed, open-end, diversified management investment company.


      Managed Cash Fund, Managed Tax Free Fund and Managed Government Securities Fund (each, a "Fund" and collectively, the "Funds") are money market funds that seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies and with preservation of capital and liquidity. The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.

                     -------------------------------------


      This Prospectus sets forth concisely the information about the Company that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


                     --------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 1997

                                Table of Contents
                                                                    Page
                                                                    ----
Summary                                                               2
Expense Information                                                   5
Financial Highlights                                                  7
Investment Objectives and Policies                                   10
Additional Information About Policies and Investments                12
Special Arrangements with Banks and Other Institutions               15
Shareholder Service, Administration and Distribution Plan            15
Distribution and Performance Information                             16
Company Organization                                                 18
Transaction Information                                              20
Shareholder Benefits                                                 24

                                     Summary



The Company                  Scudder  Fund,  Inc. is a  professionally  managed,
                             open-end, diversified management investment company
                             which offers the following three investment series:
                             Managed  Cash Fund (the "Cash  Fund"),  Managed Tax
                             Free  Fund  (the  "Tax  Free   Fund")  and  Managed
                             Government Securities Fund (the "Government Fund"),
                             (each, a "Fund" and collectively, the "Funds"). See
                             "Company Organization."

Objectives and Policies      Each Fund seeks to provide investors with as high a
                             level of current income as is consistent with its stated investment objective and policies and with preservation of capital and liquidity. Each Fund invests exclusively in high quality investments with remaining maturities of not more than 397 calendar days. Each Fund values its portfolio securities on the basis of amortized cost rather than at market value. Thus, although the market value of a portfolio may vary inversely to changes in prevailing interest rates and may be affected by changes in the creditworthiness of issuers of securities held in its portfolio and other market factors, each Fund expects to maintain a constant net asset value of $1.00 per share. There is no assurance, however, that this can be achieved.


                             The Cash Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, obligations of certain U.S. or foreign banks and their branches (such banks in each case to have total assets of at least $1 billion), corporate commercial paper and other short-term corporate obligations, and securities issued by or on behalf of states, cities, municipalities and other public authorities (which may or may not be exempt from federal income taxes).

                             The Tax Free Fund invests in a broad range of securities issued by or on behalf of states, cities, municipalities and other public authorities ("municipal obligations") the income of which isexempt from federal income taxes. Income from theTax Free Fund may not be exempt from certain state and local taxes. See "Investment Objectives andPolicies."

                             The Government Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Additional Investment        The Cash Fund may invest in obligations
Activities                   of foreign  banks,  which involve  different  risks
                             than those  associated with obligations of domestic
                             banks.  In addition,  certain  obligations in which
                             each  Fund  may  invest  may  have  a  floating  or
                             variable rate of interest.  Certain  obligations in
                             which the Cash Fund and Tax Free Fund invest may be
                             backed by bank  letters  of  credit.  Each Fund may
                             enter into repurchase  agreements,  and investments
                             in  any  of  the  Funds  may  be   purchased  on  a
                             when-issued basis and with put features. Each of these investment practices entails certain risks.
                             See  "Additional  Information  About  Policies  and
                             Investments."

Investment Adviser           The Funds' investment adviser is Scudder, Stevens &
                             Clark, Inc., (the "Adviser"), a leading provider of
                             U.S.  and   international   investment   management
                             services for clients throughout the world.

                             The Adviser receives monthly an investment management fee for its services, equal, on an annual basis, to 0.40% of the first $1.5 billion of each Fund's average daily net assets and 0.35% of such assets in excess of $1.5 billion.

Distributor                  Scudder  Investor  Services,  Inc., a subsidiary of
                             the Adviser (the "Distributor") is the principal underwriter for the Company.

Custodian                    State   Street   Bank  and   Trust   Company   (the
                             "Custodian") is the custodian for the Company.

Purchasing Shares            Shares  of any Fund may be  purchased  at net asset
                             value  by  writing  or  calling   Scudder   Service
                             Corporation,  a  subsidiary  of  the  Adviser  (the
                             "Transfer Agent").  There is no sales charge. While
                             the  Funds  have  no   specific   minimum   initial
                             investment requirement, it is the Company's policy normally not to accept initial investments in amounts below $100,000 for each Fund. The minimum subsequent investment for any Fund is $100. See
                             "Transaction Information--Purchasing Shares."

Redeeming Shares             Shareholders  may  redeem  all or any part of their
                             investments in the Funds by contacting the Transfer
                             Agent.  Shares  will  be  redeemed  at  their  next
                             determined net asset value.  There is no redemption
                             charge.   The  Company  reserves  the  right,  upon
                             notice,  to  redeem  the  shares  in an  investor's
                             account  if the value of such  shares  falls  below
                             certain  levels or if the  account  does not have a
                             certified     Social     Security    or    taxpayer
                             identification     number.     See     "Transaction
                             Information--Redeeming Shares."


Share Price                  Scudder Fund Accounting  Corporation,  a subsidiary
                             of the Adviser, determines net asset value per share of each Fund on each day the New York Stock
                             Exchange (the "Exchange") is open for trading. The net asset value per share is determined at 2:00 p.m. for the Tax Free Fund and at 4:00 p.m. for the Cash Fund and Government Fund. See "Transaction
                             Information--Share Price."

Dividends                    Dividends on shares of each Fund are declared daily
                             and paid monthly.  Distributions  of capital gains,
                             if any, are paid  annually.  Dividends  and capital
                             gains  distributions with respect to shares of each
                             Fund are automatically paid in additional shares of
                             the same Fund unless  shareholders elect to receive
                             payments in cash. See "Distribution and Performance
                             Information--Dividends     and    Capital     Gains
                             Distributions."

                               Expense Information

 This information is designed to help an investor understand the various costs and expenses of investing in Cash Fund and Tax Free Fund.

 1)  Shareholder  Transaction  Expenses:  Expenses  charged  directly  to an  individual  account in a Fund for various transactions.

                                                                     Cash Fund              Tax Free Fund
                                                                    ----------              --------------
                                                                       NONE                       NONE

 2)  Annual Fund Operating  Expenses:  Expenses paid by a Fund before it distributed its net investment income, expressed as a percentage of that Fund's  average daily net assets for the fiscal year ended  December 31,
     1996.

     Investment Management Fees                                        0.33%*                    0.40%

     Other Expenses:

     Payments to Banks and Other Institutions for                      0.14%                      0.21%
          Shareholder and Distribution Services

     Miscellaneous                                                     0.08%                      0.11%
                                                                       -----                      -----

     Total                                                             0.22%                      0.32%
                                                                       -----                      -----
     Total Fund Operating Expenses                                     0.55%*                     0.72%
                                                                       -----                      -----
                                                                       -----                      -----

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders.

     One year                                                        $   6                      $   7

     Three years                                                     $  18                      $  23

     Five years                                                      $  31                      $  40

     Ten years                                                       $  69                      $  89

 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * Until July 7, 1997 the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.55% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, annualized Fund expenses would have been: investment management fee 0.40%, other expenses 0.22% and total operating expenses 0.62% for the fiscal year ended December 31, 1996.

 "Payments to Banks and Other  Institutions  for  Shareholder  and  Distribution
 Services"   represent   payments  made  by  the  Company  pursuant  to  special
 contractual arrangements with banks and other institutions that perform shareholder servicing functions for the Company with respect to shares of any Fund owned by customers of such banks and institutions. These shareholder services would include certain services that otherwise would have been performed for the Company by its Transfer Agent. In addition, each Fund in the above fee table may pay service fees to brokers and dealers, investment advisers and other institutions. For information with respect to such payments see "Special Arrangements with Banks and Other Institutions" and "Shareholder Service, Administration and Distribution Plan."

                               Expense Information

 This information is designed to help an investor understand the various costs and expenses of investing in Government Securities Fund.

 1) Shareholder Transaction Expenses: Expenses charged directly to an individual account in a Fund for various transactions.

                                                                  Government
                                                                Securities Fund
                                                                ---------------
                                                                     NONE

 2) Annual Fund Operating Expenses: Expenses paid by a Fund before it distributed its net investment income, expressed as a percentage of that Fund's average daily net assets for the fiscal year ended December 31, 1996.

     Investment Management Fees                                      0.18%*

     Other Expenses:

     Payments to Banks and Other Institutions
     for               Shareholder and Distribution                  0.19%
     Services

     Miscellaneous (after reimbursement, if any)                     0.18%

     Total                                                           0.37%
                                                                     -----
     Total Fund Operating Expenses                                   0.77%*
                                                                     -----
                                                                     -----

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders.

           One year                               $   6

           Three years                            $  18

           Five years                             $  31

           Ten years                              $  69

 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * Until July 7, 1997 the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.55% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, annualized Fund expenses would have been: investment management fee 0.40%, other expenses 0.37% and total operating expenses 0.77% for the fiscal year ended December 31, 1996.

 "Payments to Banks and Other  Institutions  for  Shareholder  and  Distribution
 Services"   represent   payments  made  by  the  Company  pursuant  to  special
 contractual arrangements with banks and other institutions that perform shareholder servicing functions for the Company with respect to shares of any Fund owned by customers of such banks and institutions. These shareholder services would include certain services that otherwise would have been performed for the Company by its Transfer Agent. In addition, each Fund in the above fee table may pay service fees to brokers and dealers, investment advisers and other institutions. For information with respect to such payments see "Special Arrangements with Banks and Other Institutions" and "Shareholder Service, Administration and Distribution Plan."

                              Financial Highlights

                                    Cash Fund


  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Fund's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.

                                                         Years Ended December 31,
                        --------------------------------------------------------------------------------------------
                          1996      1995     1994      1993      1992     1991      1990     1989    1988     1987
                        --------------------------------------------------------------------------------------------

  Net asset value,
    beginning of period   $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00   $1.00   $1.00
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----

    Net investment
     income............    .049      .054     .038      .028      .037     .059      .076      .086    .070    .062

  Distributions from
    net investment
    income and net
    realized capital
    gains.............    (.049)    (.054)   (.038)    (.028)    (.037)   (.059)    (.076)    (.086)  (.070)  (.062)
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----
  Net asset value, end
  of period...........    $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00   $1.00   $1.00
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----

  Total Return (%)....    4.97(b)   5.57(b)  3.86(b)   2.81(b)   3.74(b)  6.07(b)   7.92(b)     8.93    7.21    6.35

  Ratios and
  Supplemental Data

  Net assets, end of
    year ($ millions)...    $431      $372     $367      $324      $305     $347      $385      $331    $389    $445

  Ratio of operating
    expenses to average
    daily net assets(%)(a)   .55       .55      .55       .55       .55      .55       .67       .72     .65     .68

  Ratio of net
   investment
   income to average
    net assets (%)......    4.86      5.45     3.84      2.78      3.76     5.93      7.64      8.56    6.95    6.08

  (a) Operating
  expense ratio
  including expenses
  reimbursed,
  management fee and
  other expenses not
  imposed (%)...........     .62       .68      .68       .66       .64      .64       .70        --      --      --

  (b) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.

                                  Tax Free Fund

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Fund's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.

                                                           Years Ended December 31,
                             ------------------------------------------------------------------------------------

                               1996      1995    1994    1993    1992    1991     1990    1989    1988    1987
                             ------------------------------------------------------------------------------------

  Net asset value,
    beginning of period       $1.00     $1.00    $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----
    Net investment
     income............        .028      0.32     .023    .018    .025    .042    .053     .057    .049    .042

  Distributions from
    net investment income
    and net realized
    capital gains........      (.028)    (.032)   (.023)  (.018)  (.025)  (.042)  (.053)   (.057)  (.049)  (.042)
                               -----     -----    -----   -----   -----   -----   -----    -----   -----   -----

  Net asset value, end of
    period..............      $1.00     $1.00    $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----

  Total Return (%)......      2.88      3.30     2.29    1.85    2.56    4.20    5.47     5.91    4.98    4.25

  Ratios and Supplemental
  Data

  Net assets, end of
    year ($ millions)...      $165      $138     $125    $107     $91    $107    $135     $137    $261    $336

  Ratio of operating
    expenses to average
    daily net assets (%)        .72       .79      .77     .78     .77     .75     .77      .76     .60     .66

  Ratio of net investment
    income to average net
    assets (%)...........      2.84      3.25     2.26    1.83    2.54    4.14    5.33     5.72    4.85    4.14

                                 Government Fund


  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Fund's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.


                                                       Years Ended December 31,
                     ----------------------------------------------------------------------------------------------

                       1996     1995      1994      1993     1992      1991      1990      1989     1988    1987
                     ----------------------------------------------------------------------------------------------

 Net asset value,
    beginning of
    period.......     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00      $1.00   $1.00
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

    Net investment
       income.....     .048     .054      .037      .026     .035      .056      .075     .084       .069    .061

  Distributions
    from net
    investment
    income and net
    realized
    capital gains     (.048)   (.054)    (.037)    (.026)   (.035)    (.056)    (.075)   (.084)     (.069)  (.061)
                       -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

  Net asset value,
    end of period     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00      $1.00   $1.00
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

  Total Return (%)   4.91(b)  5.49(b)   3.75(b)   2.68(b)  3.51(b)   5.65(b)   7.73(b)  8.81(b)      7.13    6.24

  Ratios and
  Supplemental Data

  Net assets, end
    of year ($
    millions)......     $28      $50       $69       $92     $151       $87       $82      $64       $409    $587

  Ratio of
    operating
    expenses to
    average daily
    net assets
    (%)(a).........     .55      .55       .55       .55      .55       .55       .73      .75        .69     .69

  Ratio of net
    investment
    income to
    average net
    assets (%)....     4.81     5.36      3.61      2.65     3.39      5.54      7.48     8.42       6.83    6.01

  (a) Operating
  expense ratio
  including
  expenses
  reimbursed,
  management fee
  and other
  expenses not
  imposed (%)......     .77      .86       .84       .77      .76       .80       .80      .80         --      --

  (b) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.

                       Investment Objectives and Policies


      Set forth below is a description of the investment objective and policies of each Fund. The Funds seek to provide investors with as high a level of current income through investment in high-quality short-term obligations as is consistent with their investment objectives and policies and with preservation of capital and liquidity. In addition, the Tax Free Fund seeks to provide current income that is exempt from federal income taxes. Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that any of the Funds will achieve its investment objective.


      Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk.

      Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.

Cash Fund


      The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.


      The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches) which banks (based upon their most recent annual financial statements) at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and which obligations, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in investments that are not readily marketable including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

      The Fund may invest in U.S. dollar-denominated obligations of foreign banks. There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

      Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

      The  commercial   paper  purchased  by  the  Fund  is  limited  to  direct
obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's

Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

      The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Tax Free Fund


      The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.


      From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

      The Fund may elect, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Government Fund


      The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.


      In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

              Additional Information About Policies and Investments

Investment Restrictions

      The following investment restrictions and those described in the Statement of Additional Information are fundamental policies of each Fund that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Company Organization" in the Statement of Additional Information.

      No Fund may (1) issue senior securities, borrow money or pledge or mortgage its assets, except that each Fund may borrow from banks up to 10% of the current value of such Fund's total net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total net assets (but investments may not be purchased by such Fund while any such borrowing exists);
(2) make loans, except that each Fund may loan portfolio securities, purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, and enter into repurchase agreements with respect to its portfolio securities and except that each Fund may purchase negotiable certificates of deposit and bankers' acceptances; or (3) invest an amount equal to 10% or more of the current value of such Fund's total assets in investments that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days and, in the case of the Cash Fund, fixed time deposits subject to withdrawal penalties having maturities of more than seven calendar days.

      For a more complete description, see "Investment Restrictions" in the Statement of Additional Information.

      Obligations of U.S. Government Agencies and Instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Company will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

      Floating and Variable Rate Instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals. Certain of such obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund may invest in floating and variable rate obligations even if they carry stated maturities in excess of 397 calendar days, if certain conditions contained in a rule of the Securities and Exchange Commission ( the "SEC") are met, in which case the obligations will be treated as having maturities of not more than 397 days. Each Fund will limit its purchase of floating and variable rate obligations to those meeting the quality standards set forth above for such Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, the same day demand instruments must be held in book entry form at a bank other than the Fund's Custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's Custodian.

      The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that such Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of one year, upon compliance with certain conditions contained in a rule of the SEC. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

      To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that no Fund may invest an amount equal to 10% or more of the current value of its total assets in securities that are not readily marketable.

      Repurchase Agreements. Each Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. Sellers of repurchase agreements are banks that are issuers of eligible bank obligations (see "Cash Fund" under "Investment Objectives and Policies" above) and dealers that meet guidelines established by the Board of Directors. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. While the maturities of the underlying securities may be greater than one year, the term of the repurchase agreement is always less than one year. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

      Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Tax Free Fund may invest in excess of 25% of its assets in industrial development bonds subject to the Fund's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Fund's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose that bond was issued.

      The Cash and Tax Free Funds' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Funds' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Funds may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Funds.

      Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

      Securities with Put Rights. The Funds may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act") and with commercial banks.

      The right of the Funds to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

      The Funds may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      The Funds intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.

      Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

      When-Issued Securities. Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

      Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

             Special Arrangements with Banks and Other Institutions

      As more fully described in the Statement of Additional Information, the Company and the Adviser for a Fund may enter into special contractual arrangements with banks and other institutions (collectively, "Participating Organizations") that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under such contractual arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. The Company pays a Participating Organization to the extent that it performs a shareholder servicing function for the Company with respect to shares of any Fund owned from time to time by customers of the Participating Organization. These shareholder services would otherwise have been performed for the Company by its Transfer Agent. In certain cases, the Adviser for a Fund may also pay a Participating Organization for providing other administrative services to its customers who invest in such Fund where those services would otherwise have been provided to shareholders by the Adviser. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, with respect to the cash management or other services it provides. Customers of Participating Organizations should read this Prospectus in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Participating Organization to its customers prior to any purchase of shares.

      There are currently unresolved issues with respect to existing federal laws and regulations relating to the permissible activities of banks and trust companies, including the extent to which certain Participating Organizations may perform the shareholder and administrative services described herein. A judicial or administrative decision or interpretation with respect to those laws and regulations, as well as future changes in such laws and regulations, could prevent certain Participating Organizations from performing these services. If a Participating Organization were prohibited from performing these services, it is expected that all arrangements between the Company, the Adviser and the Participating Organization would be terminated and that customers of the Participating Organization who seek to invest in a Fund would have to purchase and redeem shares directly through the Transfer Agent.

            Shareholder Service, Administration and Distribution Plan

      The Company's Board of Directors has adopted, and each Fund's shareholders have approved, a Shareholder Service, Administration and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each Fund. Under the Plan, Participating Organizations that enter into contractual arrangements with the Company on behalf of a Fund and the Adviser for the Fund may receive up to 0.50% on an annual basis of such Fund's average daily net assets for any of shareholder service, administration and distribution assistance. Of such fees, up to 0.25% may be paid by the Fund and up to 0.25% may be paid by the Adviser out of its management fee, past profits or any other sources available to it. Under existing agreements, the Company pays fees to Participating Organizations that perform shareholder services for their customers that would otherwise be performed by the Company's Transfer Agent. In certain cases, the Adviser for a Fund may also pay fees to Participating Organizations for providing other administrative services to their customers that would otherwise be provided by the Adviser. In addition, each of the Funds may pay service fees to brokers and dealers, investment advisers and other institutions. The Adviser for each of such Funds may make payments to all such institutions for similar purposes. The fees payable to Participating Organizations from time to time shall, within such limits, be determined by the Board of Directors of the Company. Among the factors that will be considered in determining the amount of fees payable to a Participating Organization will be the amount of the average daily net assets of a Fund attributable to the Participating Organization, the facilities that the Participating Organization has for the establishment of shareholder accounts and records, the processing of purchases and redemptions of shares of that Fund, the automatic investment in shares of that Fund of client account balances, the furnishing of assistance in handling client inquiries regarding the Fund and related shareholder services. Participating Organizations referred to above under "Special Arrangements with Banks and Other Institutions" may be compensated for their services pursuant to the Plan.

                    Distribution and Performance Information

Dividends and Capital Gains Distributions


      The Company declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.


      Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

      Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

      Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date. (See also "Transaction Information--Redeeming Shares.")

Taxes

      Each of the Company's Funds has in the past qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund separately, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. By complying with the applicable provisions of the Code, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders. A 4% non-deductible excise tax will be imposed on each Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent such Fund does not meet certain distribution requirements by the end of each calendar year.

      Dividends from net investment income (including realized net short-term capital gains in excess of net long-term capital losses), except "exempt-interest dividends" (described below), will be taxable as ordinary income for federal income tax purposes. Most states exempt from personal income tax dividends paid by a regulated investment company attributable to interest derived from obligations of the U.S. Government and certain of its agencies and instrumentalities. For example, shareholders of a regulated investment company will not be subject to New York State or City personal income tax on the dividends paid by such a fund to the extent attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities, provided that at the close of each quarter of the fund's taxable year at least 50% of the value of the total assets of the fund consists of such obligations. Dividends paid by the Government Fund may qualify. Dividends distributed by the Tax Free Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions. In addition to the distributions described above, in the case of the dividends distributed by the Tax Free Fund, that part of the Fund's net investment income that is attributable to interest from tax-exempt securities and that is distributed to shareholders will be designated by the Company as an "exempt-interest dividend," and, as such, will be exempt from federal income tax. Income from the Tax Free Fund may not be exempt from certain state and local taxes.

      Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares. Because substantially all of the income of each Fund will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends-received deduction available to corporations. Each year the Company will notify shareholders of the federal income tax status of distributions.

      In the case of the shareholders of the Tax Free Fund, interest on indebtedness incurred, or continued, to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax. In addition, a portion of an exempt-interest dividend allocable to certain tax-exempt obligations may be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax Free Fund.

      The Company will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to individual shareholders
(except shareholders of the Tax Free Fund to the extent it distributes exempt-interest dividends) and on redemption proceeds, if a correct Social Security or taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent. (See also "Transaction Information--Redeeming Shares.")

      The exemption of interest income for federal income tax purposes may not result in similar exemptions under the tax law of state and local tax authorities. In general, interest earned on obligations issued by the state or locality in which the investor resides may be exempt from state and local taxes. State and local laws differ, however, with respect to the tax treatment of dividends attributable to interest on obligations of: (i) the U.S. Government and certain of its agencies and instrumentalities and (ii) obligations of states and localities, and shareholders should consult their tax advisors about the taxability of dividends. The Company furnishes each shareholder of record with a statement of the portion of the previous year's income derived from: (i) U.S. Government Obligations and (ii) various agencies and instrumentalities, each of which is specified by name.

      Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

Performance Information

      From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a Fund refers to income generated by an investment in a Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a Fund is expressed similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. If a Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable. "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.

      Investors who purchase and redeem shares of any Fund through broker/dealers, banks and other institutions may be subject to service fees imposed by those entities with respect to the cash management and other services they provide. Such fees will have the effect of reducing the return for those investors. See "Special Arrangements with Banks and Other Institutions." Orders placed by an investor directly with the Transfer Agent will not be subject to such fees.

                              Company Organization


      The Company was formed on June 18, 1982 as a corporation under the laws of the State of Maryland. The Company is a professionally managed, open-end diversified management investment company registered under the 1940 Act. The Company's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Company's Adviser and Distributor, as set forth below, decides upon matters of general policy.


      Shareholders have one vote for each share held on matters on which they are entitled to vote. The Company is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment Adviser


      The Company retains the investment management firm of Scudder, Stevens & Clark, Inc. (the "Adviser"), a Delaware corporation, to manage the Company's daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser is one of the most experienced investment counsel firms in the U.S. The Adviser was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision, approximately two-thirds of which was invested in fixed-income securities.


      Pursuant to Investment Advisory Agreements (the "Agreements") with the Company on behalf of each Fund, the Adviser regularly provides each Fund with investment research, advice and supervision and furnishes continuously an investment program for each Fund consistent with its investment objective and policies. The Agreements further provide that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Company and make available to each such Fund such of the Adviser's directors, officers and employees as are reasonably necessary for such Fund's operations or as may be duly elected officers or directors of the Company. Under the Agreements, the Adviser pays each Fund's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Funds, may render investment advice, management and other services to others.

      Each Fund will bear all expenses not specifically assumed by the Adviser under the terms of the Agreements, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Company's Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by the Funds, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.


      Each Fund is charged a management fee at an annual rate equal to 0.40% of the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Management fees are computed daily and paid monthly. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.55% of the average daily net assets of the Cash Fund and the Government Fund until July 7, 1997. Accordingly, for the fiscal year ended December 31, 1996, the Adviser received a management fee of ___% and ___%, respectively, of each Fund's average daily net assets.


Transfer Agent

      Scudder Service Corporation, P.O. Box 2038, Boston, Massachusetts 02106, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Company.

Distributor

      Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Company's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Company. Under the Underwriting Agreement with the Company, the Distributor acts as the principal underwriter and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by it in connection with the distribution of shares.

Custodian

      State Street Bank and Trust Company is the custodian for the Company.

Fund Accounting Agent

      Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of each Fund.

                             Transaction Information

Purchasing Shares

      While the Funds have no specific minimum initial investment requirement, it is the Company's policy normally not to accept initial investments in amounts below $100,000 for each of the Funds. The minimum subsequent investment for any of the Funds is $100. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Company and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Company. Investment minimums may also be waived for Directors and Officers of the Company. The Company and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

      Shares of any Fund may be purchased by writing or calling the Company's Transfer Agent. Orders for shares of a Fund will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."


      Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the Custodian's account with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m., (except for the Tax Free Fund which will be executed at 2:00 p.m.), on the same day if a bank wire or check is received or converted to federal funds by 4:00 p.m. for the Cash Fund and Government Fund and 2:00 p.m. for the Tax Free Fund. In addition, if investors known to the Company notify the Company by 4:00 p.m. for the Cash and Government Funds and 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of a Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash and Government Funds and 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.


      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions."

Initial Purchase by Wire

      1. Shareholders may open an account by calling toll-free from any continental state: 1-800-854-8525. Give the Fund(s) to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

      2. Instruct the wiring bank to transmit the specified amount to:

              State Street Bank and Trust Company
              Boston, Massachusetts
              ABA Number 011000028
              Custody and Shareholder Services Division
              Attention: [Name of Fund(s)]
              Account (name(s) in which registered)
              Account Number (as assigned by telephone) and amount invested in each Fund

      3. Complete a Purchase Application. Indicate the services to be used.
         A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption or Check Redemption Service can be used. Mail the Purchase Application to:

              Scudder Service Corporation
              P.O. Box 2038
              Boston, Massachusetts 02106

Additional Purchases by Wire

      Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated above.

Initial Purchase by Mail

      1. Complete a Purchase Application. Indicate the services to be used.

      2. Mail the Purchase Application and check payable to the Fund whose shares are to be purchased, to the Transfer Agent at the address set forth above.

Additional Purchases by Mail

      1. Make a check payable to the Fund whose shares are to be purchased. Write the shareholder's Fund account number on the check.

      2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

Redeeming Shares

      Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any Fund will be redeemed at their next determined net asset value. See "Share Price." For the shareholder's convenience, the Company has established several different redemption procedures.

      Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Company may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

      A shareholder's account in a Fund remains open for up to one year following complete redemption, and all costs during the period will be borne by that Fund.

      The Company reserves the right to redeem upon not less than 30 days' written notice all shares in an account that has a value of $1,000 or less. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      The Company also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing the Company with a taxpayer identification number during the 30-day notice period.

Redemption by Mail

      1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Fund account number and give Social Security or taxpayer identification number (where applicable).

      2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

      3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

      4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing Shares."

      Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Company reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

      When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

      If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Company and the Custodian are open for business.

      No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

      1. Telephone the request to the Transfer Agent by calling toll-free from any continental state: 1-800-854-8525, or

      2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."


      Regarding the Tax Free Fund, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Funds is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Company and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption request received after 12:00 noon and before 2:00 p.m (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System's schedule. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record. In the case of investments in a Fund that have been effected through banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds will be transmitted by wire.

      Regarding the Cash Fund and the Government Fund, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Funds is received by the Transfer Agent by 4:00 p.m. on a day the Company and the Custodian are open for business, the redemption will be executed at the net asset value calculated at 4:00 p.m. and proceeds will normally start transmission that same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System's schedule. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record. In the case of investments in a Fund that have been effected through banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds will be transmitted by wire.

      Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Check Redemption Service

      If Check Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemptions of shares may be made by using redemption checks provided by the Company. There is no charge for this service.

      No redemption of shares purchased by check will be permitted pursuant to the Check Redemption Service until seven business days after those shares have been credited to the shareholder's account.

      1.   Checks must be written for amounts of $500 or more.

      2.   Checks may be payable to anyone and negotiated in the normal way.

      3. If more than one shareholder owns the shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been indicated on the Purchase Application.

      The shareholder should make certain that there are adequate shares in the account to cover the amount of checks written under this service. If insufficient shares are in the account, or if checks are improperly signed, they will not be honored.

      Shares represented by a redemption check will continue to earn daily income until the check clears the banking system. When honoring a redemption check, the Transfer Agent will redeem exactly enough full and fractional shares from an account to cover the amount of the check. The Check Redemption Service may be terminated at any time by the Custodian or the Company.

Exchanging Shares

      Shares of any of the Funds that have been held for seven days or more may be exchanged for shares of one of the other Funds in an identically registered account. Shares may be exchanged for shares of another Fund only if shares of such Fund may legally be sold under applicable state laws.

      A shareholder may exchange shares by calling the Transfer Agent's toll-free number at 1-800-854-8525. Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Company and the Distributor may modify or discontinue exchange privileges at any time upon 60 days' notice.

Share Price


      Net asset value per share for each Fund is determined by Scudder Fund Accounting Corporation on each day the Exchange is open for trading. The net asset value per share is determined at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and the Government Fund. The net asset value per share of each Fund is computed by dividing the value of the total assets of the Fund, less all liabilities, by the total number of outstanding shares of the Fund.


      Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and accreting any discount and amortizing any premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the Statement of Additional Information for a more complete description of the amortized cost method.

                              Shareholder Benefits

Account Services

      Shareholders will be sent a Statement of Account from the Distributor, as agent of the Company, whenever a share transaction is effected in the accounts. Shareholders can write or call the Company at the address and telephone number on the cover of this Prospectus with any questions relating to their investment in shares of any of the Funds.

Shareholder Services

      The Company offers the following shareholder services. See the Statement of Additional Information for further details about these services or call or write the Company.

      Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in one or more of the Funds. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

      Shareholder Reports. The fiscal year of the Company ends on December 31 of each year. The Company sends to its shareholders, semi-annually, reports showing the investments in each of the Company's Funds and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by the Company's independent accountants, is sent to shareholders each year.

      Shareholder inquiries should be addressed to Scudder Fund, Inc., 345 Park Avenue, New York, New York 10154.

      IRAs. A form of individual retirement account ("IRA") is available to qualified individuals for investment in shares of any Fund of the Company. Individuals who have received certain distributions from tax qualified plans under the Code or other IRAs are eligible to establish an IRA by making a rollover contribution.

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                                       27

                               SCUDDER FUND, INC.
                                 345 Park Avenue
                            New York, New York 10154
                                 1-800-854-8525


    Scudder Fund, Inc. (the "Company") is a professionally managed, open-end, diversified management investment company comprised of three investment portfolios.



                                MANAGED CASH FUND
                              MANAGED TAX FREE FUND
                       MANAGED GOVERNMENT SECURITIES FUND

              Three money market mutual funds that seek to provide
                investors with as high a level of current income
                           as is consistent with their
      investment objectives and policies and with preservation of capital and liquidity.



--------------------------------------------------------------------------------

                       Statement of Additional Information


                                   May 1, 1997


--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated May 1, 1997, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                          Page

THE FUNDS AND THEIR OBJECTIVES..............................................1
         General Investment Objectives and Policies.........................1
         Cash Fund..........................................................1
         Tax Free Fund......................................................3
         Government Fund....................................................4
         Investment Restrictions............................................5

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES..................................6

PURCHASING SHARES...........................................................7

REDEEMING SHARES............................................................8

DIVIDENDS...................................................................8

PERFORMANCE INFORMATION.....................................................9
         Yield..............................................................9
         Effective Yield....................................................9
         Average Annual Total Return........................................9
         Cumulative Total Return...........................................10
         Total Return......................................................10
         Comparison of Fund Performance....................................11

THE PROGRAM................................................................11

SHAREHOLDER BENEFITS.......................................................12

COMPANY ORGANIZATION.......................................................13

INVESTMENT ADVISER.........................................................13
         Personal Investments by Employees of the Adviser..................15

DISTRIBUTOR................................................................15

SPECIAL ARRANGEMENTS WITH BANKS AND OTHER INSTITUTIONS.....................15

SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN..................16

DIRECTORS AND OFFICERS.....................................................17

REMUNERATION...............................................................19
         Responsibilities of the Board--Board and Committee Meetings.......19
         Compensation of Officers and Directors............................19

TAXES......................................................................20

PORTFOLIO TRANSACTIONS.....................................................21

NET ASSET VALUE............................................................21

ADDITIONAL INFORMATION.....................................................22
         Experts...........................................................22
         Other Information.................................................22

FINANCIAL STATEMENTS.......................................................23

APPENDIX

                        THE FUNDS AND THEIR OBJECTIVES

   (See "Investment Objectives and Policies" and "Additional Information About
            Policies and Investments" in the Company's Prospectuses)

General Investment Objectives and Policies


         Managed Cash Fund ("Cash Fund") Managed Tax Free Fund ("Tax Free Fund") and Managed Government Securities Fund ("Government Fund") (collectively, the "Funds") are each series of Scudder Fund, Inc. (the "Company"), a professionally managed open-end, diversified management investment company comprised of three investment portfolios. The Funds seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies and with preservation of capital and liquidity. In addition, the Tax Free Fund seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objective.

         Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.


         Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in each Fund's objective.


         The Funds' investment adviser is Scudder, Stevens & Clark, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."


Cash Fund


         The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.


         The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches) which banks (based upon their most recent annual financial statements) at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and which obligations, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in investments that are not readily marketable including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

         The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

         The Fund may invest in U.S. dollar-denominated obligations of foreign banks. There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

         The commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

         The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Fund.

         In  addition,  the  Fund  may  invest  in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.

Tax Free Fund

         The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch.

         If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

         The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

         The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Fund.

         In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Government Fund

         The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

         A pass-through obligation is a security that represents an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The average lives of pass-through obligations may be shortened by unscheduled prepayments of principal and interest on the underlying mortgages. Variations in the maturities of pass-through obligations will affect the Fund's yield. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations. Moreover, during periods of declining interest rates, prepayments may affect the Fund's ability to maintain positions in high-yielding pass-through obligations. In the case of pass-through obligations purchased at a premium, such premiums may be lost as a result of a decrease in value of the pass-through obligations due to such prepayments. The Fund will invest only in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation). Such guarantees are only for timely payment of principal and/or interest and do not guarantee yield or protect against declines in market value. The Fund will invest only in pass-through obligations of U.S. Government agencies or instrumentalities that meet the criteria as set forth above. There is no limitation on the amount of the Fund's assets that may be invested in pass-through obligations.

         A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Generally, a CMO is partitioned into several classes with a ranked priority by which the classes of obligations are redeemed.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has stated maturity or final distribution date. Principal prepayments on the underlying mortgages or securities may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the underlying mortgages or securities may be allocated among the several classes of series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the underlying mortgages or securities are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         The Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

Investment Restrictions

         In connection with its investment objectives and policies as set forth in the Prospectuses, the Company has adopted fundamental investment restrictions, on behalf of each Fund, none of which may be changed without the approval of the holders of a majority of a Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act").

         As a matter of fundamental policy, the Funds may not:


         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would exceed 25% of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payments of principal and interest on such bonds is the ultimate responsibility of non-governmental users), or (ii) obligations of the U.S. Government, its agencies or instrumentalities;


         (2) purchase or sell real estate (other than municipal obligations or other money market securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (5) purchase restricted securities, which are securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public;


         (6) invest more than 5% of the current value of any Fund's total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the U.S.;


         (7) purchase securities of an issuer if, as a result, as to 75% of such Fund's total assets, such Fund would own more than 10% of the voting securities of such issuer;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management;

         (9) write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Funds may purchase securities with put rights in order to maintain liquidity; or

         (10) purchase equity securities or securities convertible into equity securities.

         Each of the investment restrictions described above and in the Prospectuses under "Investment Restrictions" are fundamental policies of each of the Funds and may be changed only when permitted by law and approved by the holders of a majority of a Fund's outstanding voting securities, as described under "Company Organization."

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of
Directors:

         1. No Fund may invest in oil, gas and other mineral exploration or development programs or leases.

         2. No Fund will invest in real estate limited partnership interests.

         3. No Fund may purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event no Fund may purchase more than 3% of the outstanding voting securities of another investment company, may invest more than 5% of its assets in another investment company, or may invest more than 10% of its assets in other investment companies.

         4. No Fund may purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

       (See "Additional Information About Policies and Investments" in the
                            Company's Prospectuses)

         Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         Zero Coupon Bonds. As indicated in the Prospectuses, the Intermediate Government Fund may also invest in zero coupon bonds. Although the Fund may invest up to and including 5% of its net assets in zero coupon bonds, such Fund has no current intention to invest in any such securities. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments prior to maturity and therefore are issued and traded at a discount from their face amounts. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero coupon bonds can be sold prior to their due date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The market prices of zero coupon bonds are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon bonds. There are currently two basic types of zero coupon bonds: (i) those created by separating the interest and principal components of a previously issued interest-paying security and (ii) those originally issued in the form of a face amount only security with no payments prior to maturity. The Fund will only invest in zero coupon bonds of the U.S. Government and certain of its agencies and instrumentalities.

         Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 10% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company or the Adviser. The Funds did not lend any of their portfolio securities during 1995 and have no present intention to do so.

         CMOs and REMICs. The Government Fund did not invest in collateralized mortgage obligations (CMOs) or real estate mortgage investment conduits (REMICs) during 1995 and has no present intention to do so.

         The foregoing policies and activities of the Funds are not fundamental and may be changed by the Board of Directors of the Company without the approval of shareholders.

                                PURCHASING SHARES

(See "Transaction Information--Purchasing Shares" in the Company's Prospectuses)

         While the Funds have no specific minimum initial investment requirement, it is the Company's policy normally not to accept initial investments in amounts below $100,000 for each of the Funds. The minimum subsequent investment for any of the Funds is $100. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Company and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Company. Investment minimums may also be waived for Directors and officers of the Company. The Company and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.


         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the Custodian's account with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m., except for the Tax Free Fund which will be executed at 2:00 p.m., on the same day if a bank wire or check is received or converted to federal funds by 4:00 p.m. for the Cash Fund and Government Fund and 2:00 p.m. for the Tax Free Fund. In addition, if investors known to the Company notify the Company by 4:00 p.m. for the Cash and Government Funds and 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of a Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash and Government Funds and 2:00 p.m. for the

Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.


         Shares of any Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a Fund will be executed at the net asset value per share next determined after an order has become effective. Due to the desire of the Company to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions" in the Company's Prospectuses.

                                REDEEMING SHARES

 (See "Transaction Information--Redeeming Shares" in the Company's Prospectuses)


         Payment of redemption proceeds may be made in securities. The Company may suspend the right of redemption with respect to any Fund during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings,
(ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.


         A shareholder's Company account remains open for up to one year following complete redemption and all costs during the period will be borne by the Company. This permits an investor to resume investments.

                                    DIVIDENDS

          (See "Distribution and Performance Information--Dividends and
           Capital Gains Distributions" in the Company's Prospectuses)


         The Company declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.


         Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

    (See "Distribution and Performance Information--Performance Information"
                         in the Company's Prospectuses)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield

         The Company makes available various yield quotations with respect to shares of the Funds. The annualized yield for each of the following Funds for the seven-day period ended December 31, 1996 was 4.94% for the Cash Fund, 3.23% for the Tax Free Fund and 4.46% for the Government Fund. Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

         The effective yield for the Funds is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1


The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for each of the following Funds for the seven-day period ended December 31, 1996 was 5.06% for the Cash Fund, 3.29% for the Tax Free Fund and 4.56% for the Government Fund.


Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:
                     P       =     a hypothetical initial investment of $1,000.
                     T       =     Average Annual Total Return.
                     n       =     number of years.
                     ERV           = ending  redeemable  value:  ERV is the
                                   value,  at the  end  of  the  applicable
                                   period,   of   a   hypothetical   $1,000
                                   investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1996

                                   One Year         Five Years        Ten Years


          Cash Fund                  _____%*           _____%*          _____%
          Tax Free Fund              _____%            _____%           _____%
          Government Fund            _____%*           _____%*          _____%



* Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

                  Where:

                     C      =   Cumulative Total Return.
                     P      =   a hypothetical initial investment of $1,000.
                     ERV    =   ending  redeemable  value:  ERV is the value, at
                                the end of the applicable period, of a
                                hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1996

                                    One Year         Five Years        Ten Years


          Cash Fund                  _____%*           _____%*          _____%
          Tax Free Fund              _____%            _____%           _____%
          Government Fund            _____%*           _____%*          _____%



* Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

         Quotations of each Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

         From time to time, in marketing and other fund literature, the performance of each of the Funds may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper") may be cited. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. For instance, the Funds will be compared with funds within Lipper's money market fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

         Since the assets in all funds are always changing, the Funds may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question.

         From time to time, in marketing pieces and other fund literature, the yield of one or more of the Funds may be compared to the performance of broad groups of comparable mutual funds, unmanaged indices of comparable securities, bank money market deposit accounts and fixed-rate insured certificates of deposit ("CDs"), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal (NOW) accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the Federal Deposit Insurance Corporation. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. In addition, from time to time the Company may advertise what an initial $10,000 investment in one or more of its portfolios would grow to over a five-year period as compared to other institutional money market funds with similar investment objectives and their related rankings, all as computed by IBC/Donoghue, Inc. Sources for any and all performance information may include, but are not limited to:


         IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


         Bank Rate Monitor, a weekly newsletter, published by the Advertising News Service, Inc., that includes a national index of bank money market rates and yields on CDs and other bank depository instruments of varied maturities for the 100 leading banks and thrifts in the nation's top 10 Census Statistical Metropolitan Areas.

                                   THE PROGRAM

         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost.

         The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

         Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                              SHAREHOLDER BENEFITS

           (See "Shareholders Benefits" in the Company's Prospectuses)

         Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Fund. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Company. For information on the special monthly summary of accounts, contact the Company.


         IRAs. A form of individual retirement account ("IRA") is available for investment in shares of any active Fund of the Company. Individuals, who have not attained 70-1/2 years of age, may make tax-deductible IRA contributions of up to $2,000 annually ($2,250 if contributions are made to separate IRAs for the contributor and a nonworking spouse and a joint return is filed). Such deductions, however, are reduced or eliminated if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan, depending on adjusted gross income.


         In addition, individuals who have received certain distributions from qualified plans or other IRAs are eligible to establish an IRA by making a rollover contribution.

         Individuals may also make nondeductible IRA contributions in an amount equal to the $2,000 (or $2,250) contribution limit less any deductible contributions for the year. As with deductible contributions, taxes on the income from such contributions will be deferred until distributed from the IRA.

         Scudder Trust Company has agreed to serve as custodian of the IRA and furnish the services provided for in the Custody Agreement. Scudder Trust Company will charge individuals establishing an IRA an application fee as well as certain additional fees for its services under the Custody Agreement. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.

         Distributions prior to death, disability or attainment of age 59-1/2 will generally result in a 10% excise tax on the amount distributed. In addition, distributions to a participant in an IRA must commence by April 1 of the calendar year following the year such participant attains age 70-1/2.

         For additional information required for adopting an IRA, including information on fees, obtain the form of Custody Agreement and related materials, including disclosure materials, available from the Company. The foregoing discussion is provided for your general information. Because the application of the tax provisions discussed above will vary depending on the particular individual's situation, consultation with a legal advisor regarding an IRA is strongly recommended.

                              COMPANY ORGANIZATION

           (See "Company Organization" in the Company's Prospectuses)


         The Company was formed on June 18, 1982 as a corporation under the laws of the State of Maryland. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share of which 3,000,000,000 shares each have been designated for the Government Fund and Cash Fund, and 1,000,000,000 shares have been designated for the Tax Free Fund. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight classes constituting the Government Fund, Federal Fund, Cash Fund, Tax Free Fund, Intermediate Government Fund, Managed Municipal Income Fund, Managed New York Municipal Income Fund, Managed Total Return Fund, Managed Cash Plus Fund, Managed Global Equity Fund, Managed Emerging Markets Equity Fund, Managed International Equity Fund, Managed Global Small Company Equity Fund, Managed Latin America Equity Fund, Managed Japanese Equity Fund, Managed Pacific Basin Equity Fund, Managed Growth and Income Fund, Managed Quality Growth Fund, Managed Value Equity Fund, Managed Small Company Equity Fund, Managed Defensive Limited Volatility Bond Fund, Managed Intermediate Limited Volatility Bond Fund, Managed Active Value Bond Fund, Managed Long Duration Bond Fund, Managed Mortgage Investment Fund, Managed Global Bond Fund, Managed International Bond Fund, and Managed Emerging Markets Fixed Income Fund, and may, in the future, create other classes of capital stock representing shares of additional portfolios.


         Generally, all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class, such as with respect to approval of an investment advisory agreement or a Rule 12b-1 plan. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Company represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                               INVESTMENT ADVISER

 (See "Company Organization--Investment Adviser" in the Company's Prospectuses)

         The Company retains Scudder, Stevens & Clark, Inc. (the "Adviser") as investment adviser on behalf of each of the Funds pursuant to Investment Advisory Agreements (the "Agreements"). The Adviser is one of the most experienced investment counsel firms in the U.S. It was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser's subsidiary, the Distributor, acts as principal underwriter for shares of registered open-end investment companies. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December

31, 1996,  the Adviser and its  affiliates  had in excess of $115 billion  under
their   supervision,   approximately   two-thirds   of  which  was  invested  in
fixed-income securities.


         The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Portfolios and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.


         The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to a Fund of the Company. If these clients and such Fund are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which such Fund invests. The best interests of any Fund may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Fund. The Adviser may consult independent third persons in reaching its decision.


         Subject to policy established by the Company's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of the Funds. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Company's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Company who are affiliated with the Adviser or its affiliates, the terms of the Agreements state that the Adviser is not obligated to pay the compensation and expenses of the Company's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Company's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         Each Fund is charged a management fee at an equal rate equal to 0.40% of the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Management fees are computed daily and paid monthly.


         For the Company's fiscal year ended December 31, 1996, management fees paid to the Adviser were $131,141 for the Government Fund, $1,227,581 for the Cash Fund, and $587,278 for the Tax Free Fund. Had the Adviser not waived $150,102 of its management fee for the Government Fund, $274,989 of its management fee for the Cash Fund, the total fee paid by each Fund in 1996 would have been $281,243 and $1,502,570, respectively.

         For the Company's fiscal year ended December 31, 1995, management fees paid to the Adviser were $62,892 for the Government Fund, $1,045,111 for the Cash Fund, and $530,696 for the Tax Free Fund. Had the Adviser not waived $211,734 of its management fee for the Government Fund and $474,280 of its management fee for the Cash Fund, the total fee paid by each such Fund in 1995 would have been $274,626 and $1,519,391, respectively.

         For the Company's fiscal year ended December 31, 1994, management fees paid to the Adviser were $80,152 for the Government Fund, $948,135 for the Cash Fund, and $498,692 for the Tax Free Fund. Had the Adviser not waived $221,083 of its management fee for the Government Fund and $458,399 of its management fee for the Cash Fund, the total fee paid by each such Fund in 1994 would have been $301,235 and $1,406,534, respectively.


         Each of the Agreements provides that the relevant Fund pay all of its expenses that are not specifically assumed by the Adviser. (Expenses attributable to each Fund will be charged against the assets of that Fund, other expenses of the Company will be allocated among the Funds in a manner which may, but need not, be proportionately in relation to the net assets of each Fund.)
Expenses payable by each of the Funds include, but are not limited to, organizational expenses; clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of the transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Fund; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Company who are not employees or affiliates of the Adviser or its affiliates; travel expenses of all officers, directors and employees; insurance premiums; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians of the Fund's assets.


         Each of the Agreements will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the directors of the Company who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

     (See "Company Organization--Distributor" in the Company's Prospectuses)

         Pursuant to a contract with the Company, Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, serves as the Company's principal underwriter in connection with a continuous offering of shares of the Company. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Company shares. As principal underwriter, it accepts purchase orders for shares of the Company. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Company. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs.

             SPECIAL ARRANGEMENTS WITH BANKS AND OTHER INSTITUTIONS

      (See "Special Arrangements with Banks and Other Institutions" in the
                            Company's Prospectuses)

         As indicated under "Special Arrangements with Banks and Other Institutions" in the Prospectuses, the Company and the Adviser enter into special contractual arrangements with certain banks and other institutions (collectively, "Participating Organizations") that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under such contractual arrangements, the transfer agent will ordinarily maintain an omnibus account for a Participating Organization, and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares of the Funds. The Company pays a
Participating Organization to the extent that it performs a shareholder servicing function for the Company with respect to shares of the Funds owned from time to time by customers of the Participating Organization. These shareholder services, which would otherwise have been performed for the Company by its transfer agent, generally include providing office space, equipment and various personnel as necessary to (i) maintain an account in the name of each investor reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, (ii) process purchase and redemption requests and dividend payments and reinvestments, (iii) prepare and mail statements of account and (iv) address and mail all communications by the Company to its shareholders, including financial reports, other reports to shareholders, tax notices and proxy statements. In certain cases the Adviser of a Fund also pays a Participating Organization for providing other administrative services to its customers who invest in such Fund where these services would have been provided to shareholders by the Adviser. Those services typically consist of handling general shareholder relations with investors in the Funds, such as information as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts.


         Payments by the Company to a Participating Organization for the shareholder services described above are calculated on the basis of the estimated charge by the transfer agent for providing comparable services. Such payments are separately negotiated with each Participating Organization and vary depending upon such factors as the services provided and the costs incurred by the Participating Organization. Payments by the Company will be made monthly at an annual rate that is not expected to exceed 0.25% of the average daily net asset value of shares of any Fund owned by customers of the Participating Organization. Payments by the Company to Participating Organizations for 1996 amounted to $________ for the Government Fund, $________ for the Cash Fund, and $________ for the Tax Free Fund. Payments by the Adviser to a Participating Organization for the administrative services described above, to the extent such payments are made, will be paid out of the Adviser's investment management fee, past profits or any other source available to it. For the year ended December 31, 1996 payments by the Adviser pursuant to these arrangements aggregated $________ for the Government Fund, $__________ for the Cash Fund and $________ for the Tax Free Fund. Arrangements with Participating Organizations, which will be subject to contractual agreement between the parties and may be terminated by the Company without cause and in its sole discretion, will be reviewed periodically by the Company's Board of Directors.


         A Participating Organization may charge its customer one or more of the following types of fees, as agreed upon by the Participating Organization and the customer, with respect to the cash management or other services it provides: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Services provided by a Participating Organization to its customers are in addition to and not duplicative of the services for which the Company or the Adviser may make payments pursuant to the arrangements described above. Participating Organizations and other interested investors may obtain Prospectuses from the Distributor upon request. No preference will be shown in the selection of portfolio investments of any Fund for the instruments of Participating Organizations. Payments by each of the Funds and the Adviser to Participating Organizations in respect of shareholder services and administration discussed in this section may be made under the Shareholder Service, Administration and Distribution Plan discussed below.

         There are currently unresolved issues with respect to existing federal laws and regulations relating to the permissible activities of banks and trust companies, including the extent to which certain Participating Organizations may perform the shareholder and administrative services described herein. See "Special Arrangements with Banks and Other Institutions" in the Prospectuses. In addition, Participating Organizations may be required to register as dealers under state securities laws in connection with the performance of these services.

            SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN

     (See "Shareholder Service, Administration and Distribution Plan" in the
                            Company's Prospectuses)

         As indicated in the Prospectuses, each of the Funds has adopted a Shareholder Service, Administration and Distribution Plan (the "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule").

         Each Plan will continue in effect from year to year thereafter if such continuance is approved by a majority vote of both the Directors of the Company and a majority of the Directors who were not "interested persons" (as defined by the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors"). Agreements related to the Plans must also be approved by such vote of the Directors and the Qualified Directors. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Plan may be amended to increase materially the amounts payable to Service Organizations without the approval of a majority of the outstanding voting securities of the proper Fund and no material amendment to a Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

         Each Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested directors.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Company for the past five years are listed below.

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------

Daniel Pierce (63)+*#               President and          Chairman of the Board and      Vice President, Director
                                    Director               Managing Director of           and Assistant Treasurer
                                                           Scudder, Stevens & Clark,
                                                           Inc.

David S. Lee (63)+*#                Chairman of the        Managing Director of           President, Director and
                                    Board and Director     Scudder, Stevens & Clark,      Assistant Treasurer
                                                           Inc.

Edgar R. Fiedler (68)#              Director               Senior Fellow and Economic        --
50023 Brogden                                              Counselor, The Conference
Chapel Hill, NC 27514                                      Board, Inc.

Peter B. Freeman (64)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Robert W. Lear (79)                 Director               Executive-in-Residence,          --
429 Silvermine Road                                        Visiting Professor, Columbia
New Canaan, CT  06840                                      University Graduate School
                                                           of Business

Stephen L. Akers+                   Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

K. Sue Cote (35)+                   Vice President         Principal of Scudder,           --
                                                           Stevens & Clark, Inc.

Carol L. Franklin++                 Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Jerard K. Hartman (64)++            Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Thomas W. Joseph (57)+              Vice President and     Principal of Scudder,          Vice President,
                                    Assistant Secretary    Stevens & Clark, Inc.          Director, Treasurer and
                                                                                          Assistant Clerk

                                       17

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------

Kathryn L. Quirk (44)++             Vice President         Managing Director of           Senior Vice President,
                                                           Scudder, Stevens & Clark,      Director and Clerk
                                                           Inc.

Thomas F. McDonough (50)+           Vice President and     Principal of Scudder,          Assistant Clerk
                                    Secretary              Stevens & Clark, Inc.

Pamela A. McGrath (43)+             Vice President         Managing Director of            --
                                    and Treasurer          Scudder, Stevens & Clark,
                                                           Inc.


* Messrs. Lee and Pierce are considered by the Company to be persons who are "interested persons" of the Adviser or of the Company (within the meaning of the 1940 Act).
** All the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#        Messrs. Pierce, Fiedler and Lee are members of the Executive Committee.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         Directors of the Company not affiliated with the Adviser receive from the Company an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Company, but the Company may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


         As of April 1, 1997, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio as of the commencement of operations.

         As of April 1, 1997, the following shareholders held of record more than five percent of such Fund:

         Cash Fund. Chemical Bank, Jericho, NY 10017-2014, State Street Bank & Trust Co., North Quincy, MA 02171-1753, Wilmington Trust Company, Wilmington, DE 19801, Cudd & Co., New York, NY 10036, Lucian T. Baldwin, III Trust, Winnetka, IL 60093-4223, Hare & Co., New York, NY 10005, and Citibank, Long Island City, NY 11120, held of record 14%, 14%, 9%, 8%,7%, 7% and 6%, respectively, of the outstanding shares of the Cash Fund.

         Tax-Free Fund. Chemical Bank, Jericho, NY 10017-2014, Hare & Co., New York, NY 10005, Cudd & Co., New York, NY 10036 and State Street Bank & Trust Co., North Quincy, MA 02171-1753, held of record 36%, 21%, 15% and 7%, respectively, of the outstanding shares of the Tax Free Fund.

         Government Fund. Citibank, N.A., New York, NY 11120 and Cudd & Co., New York, NY 10036, held of record 65% and 11%, respectively, of the outstanding shares of the Government Fund.

         As of April 1, 1997 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding shares of the Company or a Fund, it may be deemed to be a "control" person of the Company or such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Advisor"). These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Directors met four times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Directors attended 100% of all such meetings.

Compensation of Officers and Directors

         The Independent Directors receive compensation of $150 per Fund for each Directors' meeting and each Board Committee meeting attended, and an annual Director's fee of $500 for each Fund with average daily net assets less than $100 million, and $1,500 for each Fund with average daily net assets in excess of $100 million, payable quarterly. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors'
educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Directors fee schedules. The following table shows the aggregate compensation received by each Independent Directors during 1996 from the Trust and from all of Scudder funds as a group.

             Name                 Scudder Fund, Inc.*       All Scudder Funds
             ----                 -------------------       -----------------
Edgar R. Fiedler, Director**            $17,776            $108,083 (20 funds)

Peter B. Freeman, Director               $8,000            $131,734 (33 funds)

Robert W. Lear, Director                 $8,000            $34,049 (11 funds)


*        Scudder  Fund,  Inc.  consists  of the Cash  Fund,  Tax  Free  Fund and
         Government Fund.

** Mr. Fiedler received $40,927 through a deferred compensation program. As of December 31, 1996, Mr. Fiedler had a total of $205,223 accrued in a deferred compensation program for serving on the Board of Directors of the Company.

         Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                      TAXES

          (See "Distribution and Performance Information--Taxes" in the
                            Company's Prospectuses)

         The Prospectuses describe generally the tax treatment of distributions by the Company. This section of the Statement includes additional information concerning federal taxes.

         Qualification by each Fund as a regulated investment company under the Internal Revenue Code of 1986 (the "Code") requires, among other things, that
(a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) the Fund derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net taxable investment income (including net short-term capital gain) and at least 90% of the excess of its tax-exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations. In addition, the Tax Free Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations, the interest on which is exempt from federal income tax, so that the Fund will qualify under the Code to pay exempt-interest dividends.

         A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities is generally treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any exempt-interest dividends received by the shareholder.

         Gains or losses on sales of securities by a Fund will generally be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         Exempt-interest dividends allocable to interest received by the Tax Free Fund, on certain "private activity" obligations issued after August 7, 1986 will be treated as interest on such obligations and thus will give rise to an item of tax preference that will increase a shareholder's alternative minimum taxable income. Exempt-interest dividends paid to a corporate shareholder by the

Tax Free Fund (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings of the corporation over alternative minimum taxable income, (ii) in calculating the environmental tax equal to 0.12% of a corporation's modified alternative minimum taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits tax (with adjustments) of U.S. branches of foreign corporations.

         Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Income from the Federal Fund and Tax Free Fund may not be exempt from certain state and local taxes.

                             PORTFOLIO TRANSACTIONS

         Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the investment decisions of each of the Funds and the placing of such Funds' portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.

         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Funds. Trading, however, does involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Funds the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. During the Company's last three fiscal years, the Funds paid no brokerage commissions.

         Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Funds for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Funds. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to their own research efforts, since the information must still be analyzed, weighed and reviewed by the staff of the Adviser. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreements with the Funds, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds.

                                 NET ASSET VALUE


         Net asset value per share for each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share is determined at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund. The net asset value per share of each Fund is computed by dividing the value of the total assets of the Fund, less all liabilities, by the total number of outstanding shares of the Fund. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good

Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. Although the Company intends to declare dividends with respect to each of its Money Market Funds on all other days, including Martin Luther King, Jr. Day (the third Monday in January), Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.

         As indicated under "Transaction Information--Share Price" in the Prospectuses, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in the Prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been audited by Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, and are included in the Prospectuses and this Statement of Additional Information in reliance upon the accompanying report of said firm, which reports are given upon their authority as experts in accounting and auditing.

Other Information


         The CUSIP number of the Cash Fund is 811149202.
         The CUSIP number of the Tax Free Fund is 811149301.
         The CUSIP number of the Government Fund is 811149103.


         Each Fund has a fiscal year end of December 31.

         The law firm of Sullivan & Cromwell is counsel to the Company.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $48,900 for the Cash Fund, $39,965 for the Tax Free Fund and $30,000 for the Government Fund, of which $4,177, $3,306 and $2,500, respectively, remain unpaid at December 31, 1996.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1996, the amount charged to the Corporation by Scudder Service Corporation aggregated $66,490 for the Cash Fund, $23,477 for the Tax Free Fund and $23,477 for the Government Fund, of which $5,556, $2,292 and $2,292, respectively, remained unpaid at December 31, 1996.


         The Company's Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Company has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Company and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolios of the Company, together with the Report of Independent Accountants, Financial
Highlights and notes to financial statements are incorporated herein by reference in the Annual Reports to the Shareholders of the Company dated December 31, 1996 and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds
-----------------------------

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper
----------------------------------------

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes
---------------

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2".

                       MANAGED GOVERNMENT SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND

--------------------------------------------------------------------------------



                                  ANNUAL REPORT
                                DECEMBER 31, 1996

--------------------------------------------------------------------------------

Board of Directors
DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder,
                                   Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)       Vice President and Economic Counsellor, The Conference
                                   Board;
                                   formerly Assistant Secretary of the Treasury for
                                   Economic Policy

PETER B. FREEMAN^(2)^(3)           Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)             Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                  President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated  exclusively  for  institutions  and their clients,  Scudder Fund, Inc.
provided competitive investment results in 1996. Scudder Fund, Inc. includes three separate money market funds -- Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund. Each Fund seeks to provide a high level of income while preserving capital and maintaining liquidity.

All three funds seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each fund will maintain stable net asset values.) The Managed Tax-Free Fund seeks to provide income exempt from Federal income tax.

Total net assets for Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund were $625 million on December 31, 1996, compared to $560 million at the start of the year, which does not include the assets of Managed Federal Securities Fund. Managed Federal Securities Fund ceased operations on November 29, 1996. A table showing dividend payments and other financial information for the twelve months ended December 31, 1996 is on page 16. This table also shows dividend payments and financial information for each fund for the five years ended December 31, 1996. In addition, please see the following pages for audited financial statements for the year ended December 31, 1996, as well as a list of each Fund's investments.

If you have any questions  concerning any of these funds,  please call toll free
(800) 854-8525 from any continental state.


                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

MANAGED GOVERNMENT SECURITIES FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 -------         ---------          ---------
REPURCHASE AGREEMENTS -- 7.1%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $1,976,659) collateralized
  by $1,865,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $1,976,000) (note 3) .................................     1/2/97       $   1,976,000      $   1,976,000
                                                                                                   -------------
U.S. AGENCY OBLIGATIONS -- 93.5%
Federal Home Loan Bank Discount Note .........................     1/2/97           2,000,000          1,999,708
Federal Home Loan Mortgage Corp. Discount Note ...............     4/1/97           4,000,000          3,946,900
Federal Home Loan Mortgage Corp. Discount Note ...............    1/14/97           3,000,000          2,994,301
Federal Home Loan Mortgage Corp. Discount Note ...............    1/17/97           3,200,000          3,192,590
Federal Home Loan Mortgage Corp. Discount Note ...............    1/24/97           3,000,000          2,989,957
Federal National Mortgage Assn. Discount Note ................    1/21/97           6,000,000          5,982,700
Federal National Mortgage Assn., 5.18% .......................    3/14/97*          5,000,000          5,000,000
                                                                                                   -------------
TOTAL U.S. AGENCY OBLIGATIONS (cost $26,106,156) ...............................................      26,106,156
                                                                                                   -------------
TOTAL INVESTMENTS -- 100.6% (cost $28,082,156)** ...............................................      28,082,156
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Cash ...........................................................................................             706
Receivable for capital stock sold ..............................................................          10,417
Interest receivable and other assets ...........................................................          58,489
Dividend payable ...............................................................................        (118,924)
Payable for capital stock redeemed .............................................................          (1,400)
Management fee payable (note 4) ................................................................         (18,770)
Accrued expenses (note 4) ......................................................................         (94,387)
                                                                                                   -------------
                                                                                                        (163,869)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 27,918,287 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $   27,918,287
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
CERTIFICATES OF DEPOSIT -- 18.8%
Bank of America, Illinois, 5.70% .............................    5/28/97       $   5,000,000      $   4,997,843
Bank of New York Co., Inc., 5.365% ...........................    6/10/97           7,000,000          7,000,000
Canadian Imperial, 5.37% .....................................    1/10/97          15,000,000         15,000,000
Fifth Third Bank, 5.36% ......................................     1/8/97          15,000,000         15,000,013
National Westminster Bank, PLC, 5.41% ........................    1/21/97          15,000,000         15,000,246
Rabobank Nederland N.V., 5.56% ...............................     3/3/97          14,000,000         14,001,352
Societe Generale, 5.37% ......................................    2/19/97          10,000,000         10,000,000
                                                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT (cost $80,999,454) ...............................................      80,999,454
                                                                                                   -------------
COMMERCIAL PAPER -- 63.6%
American Express Credit Corp. ................................    1/23/97          15,000,000         14,951,142
Associates Corp. of North America ............................    1/21/97          15,000,000         14,955,667
Barclays U.S. Funding Corp. ..................................    2/28/97          10,000,000          9,914,933
Beneficial Corp. .............................................     4/1/97          10,000,000          9,866,250
Centric Funding Corp. ........................................    2/10/97          10,000,000          9,940,667
Centric Funding Corp. ........................................    2/18/97           5,000,000          4,963,600
Chevron Transport Corp. ......................................     4/1/97          10,000,000          9,865,500
Ciesco, L.P. .................................................    1/15/97          14,000,000         13,971,144
CIT Group Holdings, Inc. .....................................    1/22/97          15,000,000         14,950,913
Commerzbank AG ...............................................    2/28/97          10,000,000          9,914,772
Corporate Asset Funding Co., Inc. ............................    2/25/97          12,000,000         11,901,733
Deutsche Bank Financial, Inc. ................................     3/4/97          12,000,000         11,891,093
Dresdner U.S. Finance, Inc. ..................................     1/2/97          14,000,000         13,997,814
Ford Motor Credit Corp. ......................................     4/1/97          10,000,000          9,866,250
General Electric Capital Corp. ...............................    1/23/97          15,000,000         14,949,583
Household Finance Corp. ......................................    1/15/97          10,000,000          9,978,456
J.P. Morgan & Co., Inc. ......................................     1/8/97          14,000,000         13,985,354
New Center Asset Trust .......................................    5/27/97          18,000,000         17,610,180
Pacificorp ...................................................    2/28/97          10,000,000          9,914,772
Prudential Funding Corp. .....................................     1/9/97          15,000,000         14,982,267
Republic New York Corp. ......................................    1/15/97           8,000,000          7,983,107
Texaco Inc. ..................................................     1/9/97          14,000,000         13,982,796
Virginia Electric & Power Co. ................................    2/13/97          10,000,000          9,936,097
                                                                                                   -------------
TOTAL COMMERCIAL PAPER (cost $274,274,090) .....................................................     274,274,090
                                                                                                   -------------
CORPORATE BOND -- 1.7%
General Electric Capital Corp., 7.625% .......................    1/10/97           2,000,000          2,001,052
MMR Funding I (LOC Bayerische Vereinsbank), 5.84% ............     1/2/97*          5,500,000          5,500,000
                                                                                                   -------------
TOTAL CORPORATE BOND (cost $7,501,052) .........................................................       7,501,052
                                                                                                   -------------

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
Student Loan Marketing Association, 5.39% ....................    1/14/97*      $  15,000,000      $  15,000,000
Student Loan Marketing Association, 5.41% ....................    1/14/97*         22,400,000         22,396,073
                                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,396,073) ....................................      37,396,073
                                                                                                   -------------
REPURCHASE AGREEMENTS -- 12.9%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $55,637,540) collateralized
  by $52,410,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $55,619,000) .........................................     1/2/97          55,619,000         55,619,000
                                                                                                   -------------
TOTAL INVESTMENTS -- 105.7% (cost $455,789,669)** ..............................................     455,789,669
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (5.7%)
Receivable for capital stock sold ..............................................................       5,614,903
Interest receivable and other assets ...........................................................       1,334,256
Dividend payable ...............................................................................      (1,569,532)
Payable for capital stock redeemed .............................................................      (1,147,761)
Due to custodian ...............................................................................     (28,399,017)
Management fee payable (note 4) ................................................................        (115,079)
Accrued expenses (note 4) ......................................................................        (209,164)
                                                                                                   -------------
                                                                                                     (24,491,394)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 431,298,275 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $  431,298,275
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED TAX-FREE FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

CREDIT                                                                              PRINCIPAL       VALUE
RATING*   SHORT-TERM MUNICIPAL INVESTMENTS -- 100.7%                                 AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          ARIZONA
MIG1      Pima County Industrial Development Authority, Series 1985, SFE
             Technologies, VRDN, 4.5%, 12/1/05 .................................  $  1,900,000   $ 1,900,000
A1+       Pima County, Industrial Development Authority, Tucson Electric
             Power Co., Series 1982A, VRDN, 4.1%, 7/1/22 .......................     1,800,000     1,800,000
                                                                                                 -----------
                 TOTAL ARIZONA .................................................                   3,700,000
                                                                                                 -----------
          CALIFORNIA
A1+       Burbank Redevelopment Agency, Multifamily Housing Series 1985A,
             VRDN, 3%, 11/1/10 .................................................     5,100,000     5,100,000
SP1+      California State, GO, RAN, Series 1996, 4.5%, 6/30/97 ................     2,000,000     2,007,805
MIG1+     California Statewide Community Development Authority, Northern
             California Retired Officers, VRDN, 5%, 6/1/26 .....................     1,300,000     1,300,000
A1        Corona Multi--Family Housing Revenue, Series 1985B, VRDN, 4.125%,
             2/1/05 ............................................................     2,000,000     2,000,000
SS&C      Huntington Beach, Multi--Family Housing Revenue, River Meadows
             Apartments, Series B, VRDN, 4.125%, 10/1/05 .......................     6,800,000     6,800,000
SS&C      Lancaster Household Bank Project, Antelope Pines Estate, Series 1984-A
             VRDN, 3.55%, 11/1/04 ..............................................     3,000,000     3,000,000
A1+       Orange County, Sanitation District #1- 3, 5- 7&11, Series 1993, VRDN,
             5%, 8/1/16 ........................................................       900,000       900,000
SS&C      San Marcos, Redevelopment Agency, Multi-Family Rental Housing
             Series 1985 A, VRDN, 4.125%, 6/1/05 ...............................     6,900,000     6,900,000
                                                                                                 -----------
                 TOTAL CALIFORNIA ..............................................                  28,007,805
                                                                                                 -----------
          COLORADO
A1+       Colorado Health Facilities Authority, Composite Issue for Kaiser
             Permanente, Series 1995A, VRDN, 4.15%, 8/1/15 .....................     1,000,000     1,000,000
A1+       Regional Transportation, District of Colorado, Special Passenger Fare
             Revenue, Series 1989A, VRDN, 4%, 6/1/99 ...........................     1,700,000     1,700,000
                                                                                                 -----------
                 TOTAL COLORADO ................................................                   2,700,000
                                                                                                 -----------
          DISTRICT OF COLUMBIA
A1+       District of Columbia, General Fund Recovery, Series B-3, VRDN,
             5.1%, 6/1/03 ......................................................     2,000,000     2,000,000
MIG1      District of Columbia, GO, General Fund Recovery, Series B2,
             VRDN, 5.1%, 6/1/03 ................................................       300,000       300,000
MIG1      District of Columbia, GO, VRDN, Series A3, 5%, 10/1/07 ...............     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL DISTRICT OF COLUMBIA ....................................                   3,300,000
                                                                                                 -----------
          FLORIDA
MIG1      Broward County, Housing Finance Authority, Welleby Apartments
             Project, VRDN, 4.25%, 12/1/06 .....................................     1,000,000     1,000,000
A1+       Gainesville, Florida Utilities System, Series C, TECP, 3.6%, 1/6/97 ..     1,000,000     1,000,000
AAA       Dade County Health Facilities Authority, Miami Children's Hospital,
             VRDN, AMBAC Insured, 4%, 9/1/25 ...................................     1,200,000     1,200,000
A1+       Dade County, Water and Sewer System Revenue, Series 1994, VRDN,
             FGIC Insured, 4%, 10/5/22 .........................................     4,700,000     4,700,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Jacksonville Pollution Control Revenue, Florida Power and Light, TECP,
             Series 1994, 3.55%, 2/20/97 .......................................  $  1,300,000   $ 1,300,000
A1        Sarasota County, Public Hospital District, Sarasota Memorial Hospital,
             TECP, Series 1993A, 3.7%, 2/18/97 .................................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL FLORIDA .................................................                  11,700,000
                                                                                                 -----------
          GEORGIA
A1+       Turner County Industrial Development Revenue, Coats & Clark Inc.,
             Series 1984, VRDN, 3.65%, 10/1/98 .................................     1,600,000     1,600,000
                                                                                                 -----------
          IDAHO
MIG1      Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical
             Center Project, Series 1995, VRDN, 5.25%, 5/1/22 ..................     2,400,000     2,400,000
                                                                                                 -----------
          ILLINOIS
P1        Illinois Education Facilities Authority Pooled Financing Program, TECP,
             3.55%, 2/20/97 ....................................................     3,500,000     3,500,000
MIG1      Illinois Educational Facilities Authority, University Pooled Finance
             Program, VRDN, FGIC Insured, 4.25%, 12/1/05 .......................     1,810,000     1,810,000
SS&C      Pekin, Industrial Development Revenue Refunding Bonds, BOC Group,
             Series 1992, VRDN, 4.15%, 9/1/12 ..................................     2,600,000     2,600,000
                                                                                                 -----------
                 TOTAL ILLINOIS ................................................                   7,910,000
                                                                                                 -----------
          INDIANA
A1+       Sullivan Hoosier Energy Rural Electric Project, TECP, Series 1985L
             3.45%, 2/12/97 ....................................................     2,000,000     2,000,000
A1+       Sullivan PCR, Hoosier Energy Rural Electric Project, TECP, 3.6%,
             1/6/97 ............................................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL INDIANA .................................................                   4,000,000
                                                                                                 -----------
          IOWA
MIG1      Council Bluffs Pollution Control, VRDN, Iowa Illinois Gas & Electric
             Company, Series 1995, 4.25%, 1/1/25 ...............................     1,000,000     1,000,000
                                                                                                 -----------
          KENTUCKY
MIG1      Mayfield, Multi-City Lease Revenue, Kentucky League of Cities Funding
             Trust, VRDN, Series 1996, 4.3%, 7/1/26 ............................     1,000,000     1,000,000
                                                                                                 -----------
          LOUISIANA
MIG1      Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
             1st Stage, Series 1994, VRDN, 5%, 9/1/06 ..........................       100,000       100,000
                                                                                                 -----------
          MARYLAND
A1        Anne Arundel County, Baltimore Electric & Gas Company, TECP,
             3.55%, 1/9/97 .....................................................     3,020,000     3,020,000
                                                                                                 -----------
          MASSACHUSETTS
MIG1      Commonwealth of Massachusetts GO Note, Series A, 4.25%, 6/10/97 ......     5,000,000     5,018,815
SP1       Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ..     1,000,000     1,005,204
A1+       Massachusetts Health & Educational Facilities Authority, Harvard
             University, Series I, VRDN, 3.9%, 2/1/16 ..........................     3,215,000     3,215,000
MIG1      Massachusetts Industrial Finance Agency, Merritt Care Beverly
             Enterprises, VRDN, 5%, 4/1/09 .....................................       800,000       800,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Massachusetts Industrial Finance Agency, Resource Recovery, Ogden
             Haverhill Project, VRDN, 3.9%, 12/1/06 ............................  $  2,900,000   $ 2,900,000
P1        Massachusetts Water Resources Authority, TECP, Series 1994, 3.65%,
             1/15/97 ...........................................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MASSACHUSETTS ...........................................                  13,939,019
                                                                                                 -----------
          MISSISSIPPI
A1        Jackson County, Chevron USA Inc., Project, Pollution Control Revenue
             Bonds, VRDN, 5%, 12/1/16 ..........................................     1,400,000     1,400,000
                                                                                                 -----------
          MISSOURI
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,100,000     1,100,000
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,000,000     1,000,000
SP1+      Missouri HEFA, School District, Advance Funding Notes, Series 1996 C,
             Kansas City School District, 4.5%, 9/8/97 .........................     1,000,000     1,003,959
P1        St. Louis Industrial Development Authority, Kirkwood Project, Series
             1985, VRDN, 4.125%, 12/1/15 .......................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MISSOURI ................................................                   4,103,959
                                                                                                 -----------
          NEBRASKA
P1        Nebraska Public Power District (all Districts), TECP, Series 1996,
             3.5%, 1/28/97 .....................................................     5,000,000     5,000,000
A1+       Omaha Public Power District, TECP, 3.6%, 1/28/97 .....................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEBRASKA ................................................                   6,300,000
                                                                                                 -----------
          NEW HAMPSHIRE
A1+       New Hampshire Business Finance Authority, Connecticut Light & Power,
             VRDN, 4.15%, 12/1/22 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
          NEW JERSEY
A1+       New Jersey State Turnpike Authority, Series D, VRDN, 3.75%, 1/1/18 ...     1,900,000     1,900,000
                                                                                                 -----------
          NEW MEXICO
SS&C      Belen Industrial Revenue Refunding Bond, United Desiccants Project,
             VRDN, 4.3%, 4/1/00 ................................................     1,000,000     1,000,000
P1        Farmington, Pollution Control Revenue, Arizona Public Service Co.,
             Series 1994B, VRDN, 5%, 9/1/24 ....................................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEW MEXICO ..............................................                   2,300,000
                                                                                                 -----------
          NEW YORK
MIG1      New York City Municipal Water Finance Authority, Series 1994G,
             FGIC insured, VRDN, 5%, 6/15/24 ...................................     1,000,000     1,000,000
MIG1      New York City, Municipal Water Finance Authority, Series C, VRDN,
             FGIC Insured, 5%, 6/15/23 .........................................     1,000,000     1,000,000
MIG1      New York City, TAN, Series 1996A, 4.5%, 2/12/97 ......................     1,875,000     1,876,888
P1        State of New York, TECP, Series Q, 3.55%, 1/14/97 ....................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL NEW YORK ................................................                   6,376,888
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          NORTH CAROLINA
A1+       North Carolina Municipal Power Agency #1, Catawaba Project, TECP,
             Series 1996A, 3.55%, 2/20/97 ......................................  $  2,000,000   $ 2,000,000
                                                                                                 -----------
          OHIO
MIG1      Cuyahoga County, Health & Education, University Hospital of
             Cleveland, VRDN, 5%, 1/1/16 .......................................     1,100,000     1,100,000
                                                                                                 -----------
          PENNSYLVANIA
MIG1      Delaware Valley, Finance Authority, Series 1985A, VRDN, 4.15%,
              12/1/20 ..........................................................     1,600,000     1,600,000
SS&C      Elk County, Industrial Development Authority, VRDN, 3.795%, 3/1/04 ...       750,000       750,000
A1+       Emmaus, General Authority, Local Government Revenue Pool
             Program, Series 1989 G, VRDN, 4.15%, 3/1/24 .......................     1,300,000     1,300,000
A1        Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-5, VRDN, 4.2%, 3/1/24 ..............................      2,000,000     2,000,000
A1+       Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-6, VRDN, 4.15%, 3/1/24 .............................      1,900,000     1,900,000
MIG1      Philadelphia, TRAN, GO, 4.5%, 6/30/97 ................................     1,000,000     1,002,606
SP1       Philadelphia, School District, TRAN, Series 1996-1997,
             4.5%, 6/30/97 .....................................................     3,000,000     3,007,122
                                                                                                 -----------
                 TOTAL PENNSYLVANIA ............................................                  11,559,728
                                                                                                 -----------
          PUERTO RICO
MIG1      Puerto Rico Commonwealth, TRAN, Series 1996, 4%, 7/30/97 .............     1,500,000     1,504,830
                                                                                                 -----------
          RHODE ISLAND
MIG1      Rhode Island State, TAN, 4.5%, 6/30/97 ...............................     3,000,000     3,015,369
                                                                                                 -----------
          TENNESSEE
MIG1      Clarksville, Public Building Authority, Pooled Financing, Series 1990,
             VRDN, MBIA Insured, 4%, 7/1/13 ....................................     1,900,000     1,900,000
MIG1      Franklin, Industrial Development Revenue, Franklin Oaks Apartments,
             VRDN, 4.25%, 12/1/07 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL TENNESSEE ...............................................                   3,900,000
                                                                                                 -----------
          TEXAS
MIG1      Harris County, TAN, Series 1996, 4.5%, 2/28/97 .......................     1,000,000     1,001,149
A1+       Harris County, Toll Roads, Series 1994G, VRDN, 4%, 8/1/20 ............     2,500,000     2,500,000
MIG1      Lone Star, Airport Improvement Authority, Series A5, VRDN, 4.95%,
             12/1/14 ...........................................................     1,300,000     1,300,000
MIG1      Lone Star, Airport Improvement Authority, Series B2, VRDN,
             4.95%, 12/1/14 ....................................................     1,600,000     1,600,000
MIG1      Lone Star, Airport Improvement Authority, Series 1984 B1, VRDN,
             4.95%, 12/1/14 ....................................................     1,000,000     1,000,000
SS&C      Montgomery Industrial Development Authority, Medical Manufacturing
             Partners Project, Series 1987, VRDN, 4.1%, 8/1/17 .................     3,640,000     3,640,000
MIG1      North Central Texas Health Facilities Development Corp., Presbyterian
             Medical Center, VRDN, Series 1985 C, 4.95%, 12/1/15 ...............     1,900,000     1,900,000
A1+       San Antonio, Electric & Gas City Public Services, TECP, Series 1995A,
             3.55%, 2/13/97 ....................................................     1,000,000     1,000,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------

A1+       San Antonio, Water System Revenue, TECP, Series 1995, 3.6%, 2/7/97 ...  $  1,500,000   $ 1,500,000
SP1+      State of Texas TRAN, Series 1996, 4.75%, 8/29/97 .....................     4,000,000     4,030,082
MIG1      Texas Association of School Boards, Certificates of Participation TAN,
             Series 1996 FSA Insured, 4.75%, 8/29/97 ...........................     1,000,000     1,005,202
                                                                                                 -----------
                 TOTAL TEXAS ...................................................                  20,476,433
                                                                                                 -----------
          VERMONT
SS&C      Vermont Industrial Development, Vermont Marble Company, Series 1984,
             VRDN, 3.795%, 12/1/04 .............................................     3,575,000     3,575,000
MIG1      Vermont Student Assistance Corporation, VRDN, 3.65%, 1/1/04 ..........     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL VERMONT .................................................                   6,075,000
                                                                                                 -----------
          VIRGINIA
MIG1      Henrico County, Industrial Development Authority Revenue, Health
             Facility Hermitage Project, VRDN, 5.1%, 5/1/24 ....................       400,000       400,000
A1+       Peninsula Port Authority, Coal Terminal Revenue, Dominio Terminal
             Project, VRDN, 4.85%, 7/1/16 ......................................     1,600,000     1,600,000
SS&C      Peninsula Port Authority, Shell Oil, VRDN, 5%, 12/1/05 ...............     1,800,000     1,800,000
MIG1      Town of Louisa, Pollution Control Revenue, Virginia Electric
             Power Company 1987 TECP, 3.8%, 1/14/97 ............................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL VIRGINIA ................................................                   4,800,000
                                                                                                 -----------
          WASHINGTON
A1+       Washington Health Care Facilities Authority, Sisters of Providence, VRDN,
             Series 1985 B, 5%, 10/1/05 ........................................     1,590,000     1,590,000
A1+       Washington Public Power Supply Authority, Projects #1 & #3, Series 1993
             A-3, VRDN, 3.95%, 7/1/18 .........................................      1,895,000     1,895,000
                                                                                                 -----------
                 TOTAL WASHINGTON ..............................................                   3,485,000
                                                                                                 -----------
          TOTAL INVESTMENT PORTFOLIO -- 100.7% (cost $166,674,031) .............                 166,674,031
                                                                                                 -----------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Cash ..........................................................................................       74,550
Receivable for Investments sold ...............................................................      200,000
Receivable for capital stock sold .............................................................       10,612
Interest receivable and other assets ..........................................................    1,137,650
Dividend payable ..............................................................................     (379,040)
Payable for investments purchased .............................................................   (2,053,095)
Payable for capital stock redeemed ............................................................      (11,000)
Management fee payable (note 4) ...............................................................      (51,144)
Accrued expenses (note 4) .....................................................................     (149,175)
                                                                                                 -----------
                                                                                                  (1,220,642)
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                                              VALUE
RATING*                                                                                           (NOTE 2a)
------                                                                                            ---------
NET ASSETS -- 100.0%
Applicable to 165,453,389 shares of $.001 par value Capital Stock outstanding;
1,000,000,000 shares authorized (note 7) ......................................................  $165,453,389
                                                                                                 ============
NET ASSET VALUE PER SHARE .....................................................................      $1.00
                                                                                                     =====

**  Cost for federal income tax purposes.

* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER, STEVENS & CLARK

 MOODY'S     STANDARD &
             POOR'S

 P1          A1/A1+     Commercial paper of the highest quality.

 MIG1        SP1/SP1+   Short-term tax-exempt instrument of the best quality
                        with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 ABBREVIATIONS USED IN THE STATEMENT:

TECP  Tax Exempt Commercial Paper           VRDN   Variable Rate Demand Note
GO    General Obligation                    RAN    Revenue Anticipation Note
TAN   Tax Anticipation Note                 TRAN   Tax Revenue Anticipation Note

SS&C These securities are not rated by either Moody's or Standard & Poor's. Scudder has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                     MANAGED
                                                    GOVERNMENT      MANAGED       MANAGED
                                                    SECURITIES       CASH         TAX-FREE
                                                       FUND          FUND           FUND
                                                    ----------      -------       --------
INVESTMENT INCOME:
Interest Income                                    $  3,767,953  $ 20,334,389   $ 5,235,778
                                                   ------------  ------------   -----------
EXPENSES (note 2c):
Management fee (note 4)                                 281,243     1,502,570       587,278
Shareholder services (notes 4, 5 and 6)                 164,973       627,468       331,052
Directors' fees and expenses (note 4)                     9,174        12,877        12,742
Custodian and accounting fees (note 4)                   49,201        98,383        74,340
Professional services                                     6,196        39,394        20,298
Reports to shareholders                                   3,480        17,828         6,467
Registration fees                                        13,934        23,652        15,441
Miscellaneous                                             9,779        18,533        11,496
                                                   ------------  ------------   -----------
Total expenses before reductions                        537,980     2,340,705     1,059,114
Expense reductions (note 4)                            (150,102)     (274,989)         --
                                                   ------------  ------------   -----------
   Expenses, net                                        387,878     2,065,716     1,059,114
                                                   ------------  ------------   -----------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS                          $  3,380,075  $ 18,268,673   $ 4,176,664
                                                   ============  ============   ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                                     MANAGED GOVERNMENT
                                                       SECURITIES FUND
                                                -------------------------------
                                                     1996              1995
                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $   3,380,075     $   3,681,354
   Dividends (notes 2b and 2d) .............       (3,380,075)       (3,681,354)
                                                -------------     -------------
                                                       --                --
                                                -------------     -------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............      475,466,734       229,035,361
   Net asset value of shares issued in
      reinvestment of dividends ............        2,288,409         2,961,712
                                                -------------     -------------
                                                  477,755,143       231,997,073
   Cost of shares redeemed .................     (499,812,580)     (250,578,326)
                                                -------------     -------------
   Increase (decrease) in net assets
      from capital stock transactions ......      (22,057,437)      (18,581,253)
                                                -------------     -------------
Total increase (decrease) in net assets ....      (22,057,437)      (18,581,253)

NET ASSETS:
Beginning of year ..........................       49,975,724        68,556,977
                                                -------------     -------------
End of year ................................    $  27,918,287     $  49,975,724
                                                =============     =============

See notes to financial statements.

                                                         MANAGED CASH FUND                       MANAGED CASH FUND
                                                -----------------------------------    ----------------------------------
                                                        1996               1995               1996               1995
                                                ----------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $     18,268,673    $    20,682,893    $     4,176,664    $     4,313,224
   Dividends (notes 2b and 2d) .............         (18,268,673)       (20,682,893)        (4,176,664)        (4,313,224)
                                                ----------------    ---------------    ---------------    ---------------
                                                          --                 --                 --                 --
                                                ----------------    ---------------    ---------------    ---------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............       2,285,419,535      2,168,020,988        605,388,558        561,389,929
   Net asset value of shares issued in
      reinvestment of dividends ............          10,791,498         11,385,987          2,369,718          2,171,918
                                                ----------------    ---------------    ---------------    ---------------
                                                   2,296,211,033      2,179,406,975        607,758,276        563,561,847
   Cost of shares redeemed .................      (2,236,431,853)    (2,174,994,810)      (580,696,936)      (549,766,530)
                                                ----------------    ---------------    ---------------    ---------------
   Increase (decrease) in net assets
      from capital stock transactions ......          59,779,180          4,412,165         27,061,340         13,795,317
                                                ----------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets ....          59,779,180          4,412,165         27,061,340         13,795,317

NET ASSETS:
Beginning of year ..........................         371,519,095        367,106,930        138,392,049        124,596,732
                                                ----------------    ---------------    ---------------    ---------------
End of year ................................    $    431,298,275    $   371,519,095    $   165,453,389    $   138,392,049
                                                ================    ===============    ===============    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                     RATIO OF      RATIO OF NET
                                                                                     OPERATING      INVESTMENT
                                NET ASSET                         NET ASSET           EXPENSES        INCOME     NET ASSETS
                                VALUE, AT     NET                 VALUE,AT           TO AVERAGE     TO AVERAGE     END OF
                                BEGINNING  INVESTMENT  DIVIDENDS     END     TOTAL     DAILY          DAILY        PERIOD
       PERIOD                   OF PERIOD    INCOME       PAID    OF PERIOD  RETURN  NET ASSETS(a)  NET ASSETS   (MILLIONS)
----------------------          ---------  ----------  ---------  ---------  ------  ----------    ------------  ----------
MANAGED GOVERNMENT
   SECURITIES FUND
   Year ended 12/31/96 ........   $ 1.00     $ .048    $ (.048)   $  1.00    4.91%*     0.55%          4.81%        $28
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.49*      0.55           5.36          50
   Year ended 12/31/94 ........     1.00       .037      (.037)      1.00    3.75*      0.55           3.61          69
   Year ended 12/31/93 ........     1.00       .026      (.026)      1.00    2.68*      0.55           2.65          92
   Year ended 12/31/92 ........     1.00       .035      (.035)      1.00    3.51*      0.55           3.39         151
MANAGED CASH FUND
   Year ended 12/31/96 ........     1.00       .049      (.049)      1.00    4.97*      0.55           4.86         431
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.57*      0.55           5.45         372
   Year ended 12/31/94 ........     1.00       .038      (.038)      1.00    3.86*      0.55           3.84         367
   Year ended 12/31/93 ........     1.00       .028      (.028)      1.00    2.81*      0.55           2.78         324
   Year ended 12/31/92 ........     1.00       .037      (.037)      1.00    3.74*      0.55           3.76         305
MANAGED TAX-FREE FUND
   Year ended 12/31/96 ........     1.00       .028      (.028)      1.00    2.88       0.72           2.84         165
   Year ended 12/31/95 ........     1.00       .032      (.032)      1.00    3.30       0.79           3.25         138
   Year ended 12/31/94 ........     1.00       .023      (.023)      1.00    2.29       0.77           2.26         125
   Year ended 12/31/93 ........     1.00       .018      (.018)      1.00    1.85       0.78           1.83         107
   Year ended 12/31/92 ........     1.00       .025      (.025)      1.00    2.56       0.77           2.54          91

(a) The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been, for the Managed Government Securities Fund, and Managed Cash Fund, 0.77%, and 0.62%, for the year ended December 31, 1996, respectively; 0.86%, and 0.68%, for the year ended December 31, 1995, respectively; 0.84%, and 0.68%, for the year ended December 31, 1994, respectively; 0.77%, and 0.66%, for the year ended December 31, 1993, respectively; 0.76%, and 0.64%, for the year ended December 31, 1992, respectively.

* Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company which currently includes three active money market investment portfolios: Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (collectively, the "Funds"). The Managed Federal Securities Fund ceased operations on November 29, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies followed by the Company are:

      (a) Security Valuation -- Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

      (b) Federal Income Taxes -- The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

      (c) Allocation of Expenses -- Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative net assets of the Company.

      (d) Dividends -- Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

      (e) Other -- Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

3. REPURCHASE AGREEMENTS

      It is the Company's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Funds, pursuant to investment advisory agreements between Scudder and the Company on behalf of each such Fund, for a management fee payable each month, based upon the average daily value of each Fund's net assets, at annual rates of 0.40% on the first $1.5 billion and 0.35% on any amount in excess thereof. Scudder has agreed not to impose a portion of its management fee until December 31, 1996, to the extent necessary so that expenses of each of the Managed Government Securities Fund and the Managed Cash Fund do not exceed 0.55%, of the average daily net assets of each Fund.

      For the year ended December 31, 1996, Scudder did not impose fees amounting to $150,102 and $274,989 on the Managed Government Securities Fund and the Managed Cash Fund, respectively.

      Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Company's shareholder service, transfer and dividend disbursing agent. For the year ended December 31, 1996, the amount charged to the Company by SSC aggregated $23,477 for the Managed Government Securities Fund, $66,490 for the Managed Cash Fund, and $23,477 for the Managed Tax-Free Fund, of which $2,292, $5,556, and $2,292 respectively, remain unpaid at December 31, 1996.

      Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Managed Government Securities Fund, $48,900 for the Managed Cash Fund, and $39,965 for the Managed Tax-Free Fund, of which $2,500, $4,177, and $3,306, respectively, remain unpaid at December 31, 1996.

      The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $205,224, an applicable portion of which is included in accrued expenses of each such Fund.

5. SHAREHOLDER SERVICES

      Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and Scudder for performing shareholder servicing functions for their customers who own shares in the Funds from time to time. For the year ended December 31, 1996, payments by the Funds pursuant to these arrangements aggregated $135,832 for the Managed Government Securities Fund, $536,533 for the Managed Cash Fund and $301,843 for the Managed Tax-Free Fund.

6. SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN

      The Company has a Shareholder Service, Administration and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which participating organizations which enter into agreements with the Company and Scudder may receive a fee of up to 0.25% on an annual basis from each Fund of the Company and Scudder. Such fee is calculated on the average daily net assets of the Company for which such participating organizations are responsible. No payments have been made by the Company for shareholder service, administration and distribution assistance under this plan other than as indicated in Note 5 above.

7. CAPITAL STOCK

      At December 31, 1996, the Company had 10,000,000,000 shares of $.001 par value capital stock authorized, of which 3,000,000,000 shares each have been designated for the Managed Government Securities Fund and Managed Cash Fund and 1,000,000,000 shares have been designated for the Managed Tax-Free Fund. Net paid in capital in excess of par value was $27,890,369, for the Managed Government Securities Fund, $430,866,977 for the Managed Cash Fund and $165,287,936 for the Managed Tax-Free Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 19, 1997

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF 1996 DIVIDENDS (UNAUDITED)

      The total amount of dividends declared in 1996 by each of the Government Portfolio and Cash Portfolio of Scudder Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

      All of the dividends from the Tax-Free Portfolio declared in 1996 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1996 Federal income tax return.

      Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                               Managed Government
                                 Securities Fund

                                Managed Cash Fund

                              Managed Tax-Free Fund

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder, Stevens & Clark, Inc.
    345 Park Avenue
    New York, New York 10154


    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110


    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110


    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110


    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205


    Legal Counsel
    Sullivan & Cromwell
    New York, New York

                                -----------------

The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.



                               MANAGED GOVERNMENT
                                 SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND



                                 ANNUAL REPORT

                               DECEMBER 31, 1996

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement

                                    For Managed Government Securities Fund
                                    For Managed Cash Fund
                                    For Managed Tax-Free Fund

                                    Financial Highlights for the ten fiscal years ended December 31, 1996

                           Included in Part B of this Registration Statement

                                    For Managed Government Securities Fund
                                    For Managed Cash Fund
                                    For Managed Tax-Free Fund

                                    Statement of Net Assets as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1995 and 1996
                                    Financial Highlights for the five fiscal years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                   b.        Exhibits

                             1.       (a)        Articles of Incorporation dated June 16, 1982.
                                                 (Incorporated by reference to Exhibit 1(a) to this Registration Statement on
                                                 Form N-1 filed on June 24, 1982 and filed herein on EDGAR.)

                                      (b)        Articles Supplementary.
                                                 (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                                 7 to this Registration Statement filed on March 3, 1988.)

                                      (c)        Articles of Merger.
                                                 (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                                 7 to this Registration Statement filed on March 3, 1988.)

                                      (d)        Articles Supplementary dated February 14, 1991.
                                                 (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
                                                 12 to this Registration Statement filed on March 25, 1991.)

                                      (e)        Articles of Transfer dated December 20, 1991.
                                                 (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)

                                      (f)        Articles Supplementary dated February 5, 1992.
                                                 (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)



                                 Part C - Page 1

                                      (g)        Articles Supplementary for Managed Intermediate Government Fund.
                                                 (Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment
                                                 No. 17 to this Registration Statement filed on March 2, 1993.)

                                      (h)        Articles Supplementary dated January 25, 1996 are filed herein.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                             2.       (a)        By-laws as amended through October 24, 1991.
                                                 (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)

                                      (b)        By-laws as amended through July 20, 1995.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                                      (c)        By-laws as amended through October 24, 1996 are filed herein.

                             3.                  Not applicable.

                             4.                  Form of stock certificate.
                                                 (Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to this Registration Statement filed September 28, 1982 and to Post-Effective
                                                 Amendment No. 7 to this Registration Statement filed March 3, 1988.)

                             5.       (a)(i)     Investment Advisory Agreement on behalf of Managed Government
                                                 Securities Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(i) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(ii)    Investment Advisory Agreement on behalf of Managed Cash Fund dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(ii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(iii)   Investment Advisory Agreement on behalf of Managed Tax-Free Fund dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(iii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(iv)    Investment Advisory Agreement on behalf of Managed Municipal
                                                 Income Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(iv) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(v)     Investment Advisory Agreement on behalf of Managed New York Municipal
                                                 Income Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(v) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(vi)    Investment Advisory Agreement on behalf of Managed Total Return Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(vi) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)



                                 Part C - Page 2

                                      (a)(vii)   Form of Investment Advisory Agreement on behalf of Managed Federal
                                                 Securities Fund dated May 1, 1991.
                                                 (Incorporated by reference to Exhibit 5(a)(vii) to Post-Effective Amendment
                                                 No. 12 filed on March 25, 1991.)

                                      (a)(viii)  Investment Advisory Agreement on behalf of Managed Intermediate
                                                 Government Fund dated January 18, 1993.
                                                 (Incorporated by reference to Exhibit 5(a)(viii) to Post-Effective Amendment
                                                 No. 17 filed on March 2, 1993.)

                                      (b)        Form of Investment Advisory Agreements between the Registrant and
                                                 Scudder, Stevens & Clark, Inc.
                                                 (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8 filed on March 1, 1989.)

                             6.       (a)        Interim Distribution Contract.
                                                 (Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Underwriting Agreement dated January 18, 1989 (with form of Dealer
                                                 Contract Exhibit).
                                                 (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                             7.                  Not Applicable.

                             8.       (a)        Form of Custodian and Agreement.
                                                 (Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No.
                                                 5 filed on February 28, 1986.)

                                      (b)        Transfer Agency Agreement dated January 1, 1990.
                                                 (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No.
                                                 11 filed on April 23, 1990.)

                                      (b)(i)     Fee schedule for Exhibit 8(b) is filed herein.

                                      (c)(i)     Custodian Agreement with State Street London Limited dated November 13,
                                                 1985.
                                                 (Incorporated by reference to Exhibit 8(c)(i) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(ii)    Sub-Custodian Arrangement with Bankers Trust (August 1986).
                                                 (Incorporated by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(iii)   Sub-Custodian Agreement with Bankers Trust Company (September 1989).
                                                 (Incorporated by reference to Exhibit 8(c)(iii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(iv)    Sub-Custodian Agreement with Irving Trust Company dated February 6,
                                                 1990.
                                                 (Incorporated by reference to Exhibit 8(c)(iv) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)



                                 Part C - Page 3

                                      (c)(v)     Fee Schedule for Exhibit 8(a).
                                                 (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                             9.       (a)        Application to be filed by amendment.

                                      (b)(i)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Cash Fund, and Scudder Fund Accounting Corporation dated
                                                 August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(i) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(ii)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Federal Securities Fund, and Scudder Fund Accounting
                                                 Corporation dated August 1, 1994
                                                 (Incorporated by reference to Exhibit 9(b)(ii) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(iii)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Government Securities Fund, and Scudder Fund Accounting
                                                 Corporation dated August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iii)to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(iv)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Tax-Free Fund, and Scudder Fund Accounting Corporation dated
                                                 August 18, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iv) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(v)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Intermediate Government Fund, and Scudder Fund Accounting
                                                 Corporation dated September 22, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(v) to Post-Amendment No. 20 filed on April 28, 1995.)

                             10.                 Opinion and Consent of Counsel is filed herein.

                             11.                 Consent of Price Waterhouse LLP, Independent Accountants of Scudder
                                                 Fund, Inc. is filed herein.

                             12.                 Inapplicable.

                             13.                 Share Purchase Letter Agreement.
                                                 (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed on September 28, 1982.)

                             14.      (a)        Individual Retirement Account Prototype.
                                                 (Incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No.
                                                 14 filed on February 18, 1992.)

                                      (b)        Self-Employed Individuals Retirement Plan Prototype.
                                                 (Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment
                                                 No. 14 filed on February 18, 1992.)



                                 Part C - Page 4

                             15.      (a)        Form of Shareholder Service, Administration and Distribution Plan.
                                                 (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Form of Service Agreement with Registrant.
                                                 (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment
                                                 No. 17 to this Registration Statement filed on March 2, 1993.)

                                      (c)        Form of Service Agreement with Scudder, Stevens & Clark, Inc.
                                                 (Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No.
                                                 17 to this Registration Statement filed on March 2, 1993.)

                             16.      (a)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment
                                                 No. 19 to this Registration Statement filed on April 28, 1994.)

                                      (c)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No.
                                                 20 to this Registration Statement filed on April 28, 1995.)

                             17.                 Financial Data Schedules are filed herein.

                             18.                 Inapplicable.


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.
--------          --------------------------------

                  Set forth below is a table showing the number of record holders of each class of securities of Scudder Fund, Inc. as of March 31, 1997.

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Managed Government Securities Fund                                      284
                   Managed Cash Fund                                                     1,837
                   Managed Tax-Free Fund                                                   193

Item 27.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.



                                 Part C - Page 5

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**

                                 Part C - Page 6

                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*

                                 Part C - Page 7

                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*

                                 Part C - Page 8

                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**

                                 Part C - Page 9

                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564

                                Part C - Page 10

         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110



                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President and
         Two International Place           Treasurer and Assistant Clerk           Assistant Secretary
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Chairman and Director
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110



                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

        The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
        Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 1997.


                                               SCUDDER FUND, INC.



                                               By  /s/ David S. Lee
                                                   ---------------------
                                                   David S. Lee,
                                                   Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/David S. Lee
--------------------------------------
David S. Lee                                Chairman of the Board (Principal             April 24, 1997
                                            Executive Officer) and Director


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               President and Director                       April 24, 1997


/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler                            Director                                     April 24, 1997


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman                            Director                                     April 24, 1997


/s/Robert W. Lear
--------------------------------------
Robert W. Lear                              Director                                     April 24, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 April 24, 1997
                                            (Principal Financial and Accounting
                                            Officer)


                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 18

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX

                                  Exhibit 2(c)

                                   Exhibit 10

                                   Exhibit 11

                                   Exhibit 17